As filed with the Securities and Exchange Commission on August 31, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 – June 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

U.S. Global Investors Funds
Semi-Annual Report
June 30, 2020
(Unaudited)
Beginning on January 2021, as permitted by regulations adopted by the
Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at (800)
873-8637, or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at
(800) 873-8637, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all Funds held with U.S.
Global Investors Funds.

U.S. Global Investors Funds
Semi-Annual Report
June 30, 2020
Table of Contents
(unaudited)
Letter to Shareholders 1
Portfolios of Investments 2
Notes to Portfolios of Investments 42
Statements of Assets and Liabilities 58
Statements of Operations 62
Statements of Changes in Net Assets 66
Notes to Financial Statements 72
Financial Highlights 86
Additional Information 95
Expense Example 96
Privacy Policy 98

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Nasdaq Symbols
U.S. Global Investors Funds
Investor Class
U.S. Government Securities Ultra-Short Bond Fund UGSDX
Near-Term Tax Free Fund NEARX
All American Equity Fund GBTFX
Global Luxury Goods Fund (formerly known as Holmes Macro Trends Fund) USLUX
Global Resources Fund PSPFX
World Precious Minerals Fund UNWPX
Gold and Precious Metals Fund USERX
Emerging Europe Fund EUROX
China Region Fund USCOX

U.S. Global Investors Funds
(unaudited)
Dear Fellow Shareholder,
Did you know? The best way to receive timely updates on the events that impact your investments—including the economic impact of
COVID-19, central bank policy, upcoming elections and more—is to subscribe to our FREE newsletter, the Investor Alert .
With a balanced analysis of markets over the past week, the Investor
Alert is written for you by the U.S. Global investments team, featuring a special commentary by me. You can sign up for the Investor Alert—awarded Best Electronic
Newsletter by the Investment Management Education Alliance (IMEA)—by visiting usfunds.
com/subscribe .
While you’re on the website, be sure to take advantage of additional resources, prepared especially for our fund shareholders:
My CEO blog, Frank Talk, where I comment on current market topics
Frank Talk Live , my regular video roundup of gold, oil, Bitcoin, emerging markets and other asset classes
Quarterly fund commentaries, straight from the portfolio managers themselves
Up-to-date fund performance, including quarterly performance charts
We hope you enjoy having these timely resources at your fingertips.
Thank you for investing in U.S. Global Investors Funds!
Sincerely,
Frank E. Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.
Please consider carefully a fund’s investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Foreside
Fund Services, LLC, Distributor. U.S. Global Investors is the investment adviser.
All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor.
Mutual Fund investing involves risk. Principal loss is possible.
The focus of the IMEA’s prestigious STAR Awards program is advisor and investor education.
For over 20 years, the STAR program has honored outstanding marketing and communications, with an emphasis on the educational value of entries.

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 73.37%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 35.47%
Fixed Rates:
0.58 04/22/22 $ 2,650,000 $ 2,650,239
0.34 12/02/22 7,000,000 6,997,985
Floating Rates:
(Federal Reserve Bank Prime Loan + (2.96)%) 0.29 07/09/20 5,000,000 4,999,695
14,647,919
Federal Home Loan Bank 6.42%
Fixed Rates:
0.60 07/27/22 2,650,000 2,650,616
Federal Home Loan Mortgage Corp. 7.26%
Fixed Rates:
0.38 12/01/22 3,000,000 3,000,375
U.S. Treasury Bill 19.36%
◊
Yield to Maturity:
0.16 09/24/20 8,000,000 7,997,733
U.S. Treasury Note 4.86%
Fixed Rates:
2.63 08/15/20 2,000,000 2,006,065
Total United States Government and Agency Obligations 30,302,708
(cost $30,293,820)
Exchange Traded Fund 4.88% Shares Value
Vanguard Short-Term Treasury ETF 32,400 2,015,280
(cost $1,976,231)
Investments, at value 78.25% 32,317,988
(cost $32,270,051 )
Other assets and liabilities, net 21.75% 8,982,292
Net Assets 100.00% $ 41,300,280
Portfolio Allocation by Issuer
Based on Total Investments
June 30, 2020
Federal Farm Credit Bank 45.4%
U.S. Treasury Bill 24.7%
Federal Home Loan Mortgage Corp. 9.3%
Federal Home Loan Bank 8.2%
U.S. Treasury Note 6.2%
Vanguard Short-Term Treasury ETF 6.2%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
U.S. Government Securities Ultra-Short Bond Fund
Portfolio Allocation by Maturity
June 30, 2020
Less than 1 Month $ 7,014,975 21.7%
1-3 Months 10,003,798 31.0%
1-3 Years 15,299,215 47.3%
$ 32,317,988 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Near-Term Tax Free Fund
Municipal Bonds 76.46%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 0.24%
City of Bessemer Electric Revenue, Alabama,
Refunding, RB AGM 3.10 12/01/21 $ 100,000 $ 100,994
California 0.62%
Lemon Grove School District, California,
Refunding, GO Unlimited 4.00 08/01/33 220,000 258,111
Colorado 2.93%
City & County of Denver Airport System
Revenue, Colorado, RB, Series B 5.00 11/15/27 300,000 327,078
City of Glendale, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 887,153
1,214,231
Connecticut 2.58%
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 02/15/21 800,000 822,384
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 243,582
1,065,966
District of Columbia 2.14%
Washington Metropolitan Area Transit
Authority, District of Columbia,
Refunding, RB 5.00 07/01/34 725,000 886,827
Florida 6.88%
City of Jacksonville, Florida, Refunding, RB,
Series C 5.00 10/01/20 270,000 273,159
City of Leesburg, Florida, Refunding, RB 5.00 10/01/21 405,000 428,207
City of Miramar, Florida, Refunding, RB 5.00 10/01/22 305,000 336,403
County of St. Johns, Florida, Refunding, RB
AGM 5.00 10/01/20 310,000 313,636
Orlando Utilities Commission, Florida, RB
‡
0.15 10/01/33 870,000 870,000
State of Florida, Florida, Refunding, GO
Unlimited 5.00 06/01/28 500,000 627,025
2,848,430
Idaho 0.57%
Idaho Housing & Finance Association, Grant &
Revenue Anticipation, Federal Highway
Trust Fund, Idaho, RB, Series A 5.00 07/15/21 225,000 235,186

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Illinois 4.26%
County of Du Page, Jail Project, Illinois,
Refunding, GO Unlimited 5.60 01/01/21 $ 75,000 $ 76,958
Du Page County School District No. 33
West Chicago, Illinois, Refunding, GO
Unlimited, Series B 4.00 12/01/21 1,000,000 1,050,560
Illinois State Toll Highway Authority, Illinois,
RB 5.00 01/01/32 505,000 599,041
Regional Transportation Authority, Illinois, RB,
Series A, AMBAC 7.20 11/01/20 35,000 35,722
1,762,281
Indiana 2.24%
City of Indianapolis Department of Public
Utilities Gas Utility Revenue, Indiana,
Refunding, RB AGC 5.25 06/01/21 550,000 574,981
Merrillville Redevelopment Authority, Indiana,
Tax Allocation Bond 5.00 08/15/20 350,000 351,834
926,815
Kentucky 1.28%
Louisville and Jefferson County Metropolitan
Sewer District, Kentucky, RB, Series A 5.00 05/15/23 500,000 531,840
Louisiana 3.29%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 460,000 483,860
State of Louisiana, Louisiana, Prefunding, GO
Unlimited, Series A 5.00 08/01/26 800,000 878,280
1,362,140
Maryland 0.67%
City of Baltimore MD, Maryland, RB 5.00 07/01/33 215,000 277,765
Massachusetts 0.78%
Massachusetts Housing Finance Agency,
Massachusetts, Refunding, RB 2.15 12/01/21 315,000 320,941
Michigan 1.84%
Oxford Area Community School District,
Michigan, Refunding, GO Unlimited,
Series A Q-SBLF 5.00 05/01/22 365,000 396,222
Walled Lake Consolidated School District,
Michigan, Refunding, GO Unlimited
Q-SBLF 5.00 05/01/21 350,000 363,426
759,648

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Missouri 0.66%
City of Kansas City Water Revenue, Missouri,
RB, Series F AGM 4.00 12/01/22 $ 250,000 $ 271,725
New Jersey 1.26%
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 520,379
New York 7.66%
City of New York, New York, GO Unlimited,
Series E 5.25 08/01/22 875,000 961,564
City of New York, New York, GO Unlimited,
Series I 5.00 08/01/22 1,000,000 1,093,760
City of New York NY, New York, GO Unlimited 5.00 12/01/34 250,000 314,462
Long Island Power Authority, New York, RB,
Series B 5.00 09/01/21 465,000 488,580
Metropolitan Transportation Authority, New
York, RB 4.00 11/15/34 100,000 111,637
New York City Water & Sewer System, New
York, RB
‡
0.11 06/15/38 200,000 200,000
3,170,003
North Carolina 2.95%
City of Charlotte, Equipment Acquisition &
Public Facilities, North Carolina, COP,
Series A 5.00 10/01/21 1,000,000 1,011,750
County of Beaufort, North Carolina, RB 5.00 06/01/21 200,000 208,478
1,220,228
Ohio 0.35%
City of Cleveland Parking Facility Revenue,
Ohio, Refunding, RB AGM 5.25 09/15/22 130,000 143,874
Pennsylvania 0.79%
Township of Penn PA, Pennsylvania, GO
Unlimited BAM 1.85 05/15/21 325,000 325,305
South Carolina 1.41%
Aiken County Consolidated School District/SC,
South Carolina, GO Unlimited 4.00 04/01/34 400,000 485,540
City of Columbia SC Waterworks & Sewer
System Revenue, South Carolina, RB
‡
0.12 02/01/38 100,000 100,000
585,540

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Texas 23.34%
Aldine Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 5.00 02/15/28 $ 750,000 $ 917,108
Bryan Independent School District, Texas, GO
Unlimited, Series A PSF-GTD 5.00 02/15/22 410,000 441,595
City of Austin TX, Texas, Refunding, RB
‡
0.13 11/15/29 800,000 800,000
City of Buda TX, Texas, Refunding, GO Limited 4.00 02/15/29 135,000 164,642
City of Cedar Hill, Texas, Refunding, GO
Limited 5.00 02/15/22 800,000 859,344
City of Longview Waterworks & Sewer System
Revenue, Texas, Refunding, RB 3.00 03/01/22 610,000 636,169
City of Pharr, Texas, Refunding, GO Limited,
Series A 5.00 08/15/20 285,000 286,579
City of Round Rock TX, Texas, GO Limited 4.00 08/15/33 175,000 209,193
City of Texarkana Waterworks & Sanitary
Sewer System Revenue, Texas, RB 3.00 08/01/20 95,000 95,202
Dimmitt Independent School District, Texas,
GO Unlimited PSF-GTD 3.00 02/15/22 305,000 317,889
Eagle Mountain & Saginaw Independent
School District, Texas, Refunding, GO
Unlimited PSF-GTD 4.00 08/15/32 450,000 527,022
Ector County Independent School District,
Texas, GO Unlimited PSF-GTD 5.00 08/15/29 400,000 451,600
Harlandale Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 4.00 02/15/28 300,000 349,599
Harris County Municipal Utility District No.
382, Texas, Refunding, GO Unlimited
BAM 3.00 04/01/22 305,000 310,011
Lower Colorado River Authority, LCRA
Transmission Services Corp., Texas,
Refunding, RB, Series A 5.00 05/15/21 500,000 519,805
Lubbock-Cooper Independent School District,
Texas, GO Unlimited PSF-GTD 3.00 02/15/22 755,000 786,906
Olmos Park Higher Education Facilities Corp.,
University of the Incarnate Word, Texas,
Refunding, RB 5.00 12/01/21 500,000 519,090
San Antonio Water System, Texas, Refunding,
RB 4.50 05/15/21 400,000 414,824
State of Texas, Texas, Refunding, GO Unlimited 5.00 10/01/20 550,000 556,578
Texas City Independent School District/TX,
Texas, Refunding, GO Unlimited PSF-GTD 5.00 08/15/28 410,000 496,465
9,659,621
Utah 0.50%
Intermountain Power Agency, Utah, Refunding,
RB 5.00 07/01/20 205,000 205,000

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Near-Term Tax Free Fund
*Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated”
is used to classify securities for which a rating is not available. Credit quality ratings for each issue are obtained from Moody’s and S&P Global Ratings, and the higher rating for each issue is used.
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Washington 6.40%
County of Thurston, Washington, Refunding,
GO Limited 5.00 12/01/20 $ 1,625,000 $ 1,657,175
Spokane Public Facilities District, Washington,
Refunding, RB, Series B 5.00 12/01/21 950,000 991,695
2,648,870
Wisconsin 0.82%
Sun Prairie Area School District/WI,
Wisconsin, GO Unlimited 4.00 03/01/31 300,000 339,750
Total Municipal Bonds 31,641,470
(cost $30,968,608)
Exchange Traded Funds 10.97% Shares
VanEck Vectors AMT-Free Intermediate Municipal Index ETF 30,000 1,528,200
VanEck Vectors AMT-Free Long Municipal Index ETF 70,000 1,480,500
VanEck Vectors AMT-Free Short Municipal Index ETF 85,000 1,530,850
Total Exchange Traded Funds 4,539,550
(cost $4,525,930)
Investments, at value 87.43% 36,181,020
(cost $35,494,538 )
Other assets and liabilities, net 12.57% 5,202,281
Net Assets 100.00% $ 41,383,301
Municipal Bond Ratings*
Based on Total Municipal Bonds
Bond Percentage
AAA 20.6%
AA 56.8%
A 16.3%
BBB 4.9%
Below B 0.8%
Not Rated 0.6%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
All American Equity Fund
Common Stocks 75.60% Shares Value
Applications Software 2.25%
Microsoft Corp. 1,300 $ 264,563
Building - Residential/Commercial 3.27%
DR Horton, Inc. 6,931 384,324
Coatings/Paint 2.75%
The Sherwin-Williams Co. 559 323,018
Commercial Service - Finance 4.02%
Automatic Data Processing, Inc. 1,950 290,336
MarketAxess Holdings, Inc. 200 100,184
Moody's Corp. 300 82,419
472,939
Computers 1.17%
HP, Inc. 7,883 137,401
Consumer Products - Miscellaneous 1.68%
The Clorox Co. 900 197,433
Cosmetics & Toiletries 4.07%
The Estee Lauder Cos., Inc. 1,584 298,869
The Procter & Gamble Co. 1,500 179,355
478,224
Decision Support Software 0.57%
MSCI, Inc. 200 66,764
E-Commerce/Products 5.16%
Amazon.com, Inc.
*
220 606,940
Electric - Integrated 2.20%
Alliant Energy Corp. 5,408 258,719
Electronic Components - Semiconductors 3.42%
Broadcom, Inc. 1,276 402,718
Enterprise Software/Services 3.18%
Oracle Corp. 6,761 373,681
E-Services/Consulting 2.31%
CDW Corp. 2,341 271,977
Finance - Credit Card 2.55%
Visa, Inc., Class A 1,555 300,379
Finance - Investment Banker/Broker 2.44%
The Charles Schwab Corp. 8,500 286,790

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
All American Equity Fund
Common Stocks (cont’d) Shares Value
Finance - Other Services 2.58%
Cboe Global Markets, Inc. 600 $ 55,968
Intercontinental Exchange, Inc. 1,260 115,416
NASDAQ, Inc. 1,100 131,417
302,801
Gold Mining 6.54%
Alacer Gold Corp.
*
10,000 68,724
B2Gold Corp. 11,000 62,590
Barrick Gold Corp. 4,600 123,924
DRDGOLD, Ltd., ADR 6,000 94,740
Franco-Nevada Corp. 900 125,676
Kirkland Lake Gold, Ltd. 1,300 53,612
Newmont Corp. 900 55,566
Royal Gold, Inc. 1,000 124,320
Sibanye Stillwater, Ltd., ADR
*
7,000 60,550
769,702
Medical - Drugs 2.68%
Merck & Co., Inc. 4,083 315,738
Medical - HMO 3.56%
UnitedHealth Group, Inc. 1,421 419,124
Medical - Hospitals 1.01%
Universal Health Services, Inc., Class B 1,278 118,714
Precious Metals 1.09%
Wheaton Precious Metals Corp. 2,900 127,745
REITS - Diversified 3.30%
American Tower Corp. REIT 1,502 388,327
Retail - Building Products 5.12%
The Home Depot, Inc. 2,406 602,727
Retail - Discount 5.24%
Costco Wholesale Corp. 2,034 616,729
Shipbuilding 1.77%
Huntington Ingalls Industries, Inc. 1,195 208,516
Silver Mining 1.67%
Hochschild Mining PLC 48,000 115,504
Silvercorp Metals, Inc. 15,000 80,550
196,054
Total Common Stocks (cost $8,630,496) 8,892,047

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
All American Equity Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Corporate Non-Convertible Note 1.91%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 1.91%
Gran Colombia Gold Corp. 8.25 04/30/24 $ 199,364 $ 225,281
(cost $202,831)
Exchange Traded Funds 3.94% Shares
Direxion Daily S&P 500 Bear 3X Shares ETF 52,208 407,745
Invesco QQQ Trust ETF 100 24,760
SPDR S&P 500 ETF Trust 100 30,836
Total Exchange Traded Funds 463,341
(cost $467,515)
Investments, at value 81.45% 9,580,669
(cost $9,300,842 )
Other assets and liabilities, net 18.55% 2,181,419
Net Assets 100.00% $ 11,762,088
Portfolio Allocation by Industry Sector*
Based on Total Investments
June 30, 2020
Consumer Discretionary 19.8%
Materials 19.4%
Information Technology 13.0%
Financials 9.3%
Communication Services 9.2%
Consumer Staples 8.9%
Health Care 8.9%
Exchange Traded Funds 4.8%
Real Estate 4.0%
Other 2.7%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Global Luxury Goods Fund
Common Stocks 63.60% Shares Value
Apparel Manufacturers 6.49%
Brunello Cucinelli SpA
*
9,500 $ 282,201
Christian Dior SE 1,700 717,377
Kering SA, ADR 10,500 571,081
PRADA SpA 80,000 277,659
1,848,318
Athletic Footwear 2.53%
NIKE, Inc., Class B 7,340 719,687
Automotive - Cars & Light Trucks 7.02%
Daimler AG, ADR
*
19,500 197,908
Ferrari NV 2,000 342,020
Tesla, Inc.
*
830 896,242
Volkswagen AG, ADR
*
35,000 563,318
1,999,488
Beverages - Wine/Spirits 2.63%
Diageo PLC, ADR 4,100 550,999
Pernod Ricard SA, ADR 6,300 198,195
749,194
Commercial Services - Finance 2.88%
S&P Global, Inc. 2,489 820,076
Computers 2.56%
Apple, Inc. 2,000 729,600
Cosmetics & Toiletries 2.57%
L'Occitane International SA 16,000 26,796
L'Oreal SA, ADR 11,000 705,947
732,743
Decision Support Software 4.97%
MSCI, Inc. 4,234 1,413,394
Diversified Banking Institution 0.70%
UBS Group AG 17,200 198,488
E-Commerce/Products 2.52%
Amazon.com, Inc.
*
260 717,293
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Finance - Consumer Loans 1.53%
Enova International, Inc.
*
29,361 436,598

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Finance - Mortgage Loan/Banker 0.07%
Lendified Holdings, Inc.
*
1,116,560 $ 20,561
Footwear & Related Apparel 0.98%
Tod's SpA
*
9,400 278,597
Gold Mining 3.43%
B2Gold Corp. 27,000 153,630
Barrick Gold Corp. 5,000 134,700
Franco-Nevada Corp. 1,000 139,640
Kirkland Lake Gold, Ltd. 3,400 140,216
Newmont Corp. 2,000 123,480
Royal Gold, Inc. 1,100 136,752
Sibanye Stillwater, Ltd., ADR
*
17,000 147,050
975,468
Information Technology 0.21%
Abaxx Technologies, Inc., 144A
#*@∆
200,000 58,780
Internet Content - Entertainment 0.88%
Facebook, Inc., Class A
*
1,100 249,777
Investment Management/Advisory Services 3.64%
Eaton Vance Corp. 26,814 1,035,020
Medical - Hospitals 0.00%
African Medical Investments PLC
#*@
1,000,000 0
Metal - Diversified 1.00%
Ivanhoe Mines, Ltd.
*
100,000 283,589
Oil Companies - Exploration & Production 0.04%
CruzSur Energy Corp., 144A
#*∆
50,000 10,957
Precious Metals 0.53%
Wheaton Precious Metals Corp. 3,400 149,770
Private Equity 2.48%
KKR & Co., Inc. 11,000 339,680
The Blackstone Group, Inc., Class A 540 30,596
The Carlyle Group, Inc. 12,000 334,800
705,076
Real Estate Operating/Development 0.06%
Infrastructure Ventures, Inc.
#*@+
426,533 16,208
Retail - Building Products 6.04%
The Home Depot, Inc. 6,867 1,720,252

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Retail - Discount 2.50%
Costco Wholesale Corp. 2,350 $ 712,544
Silver Mining 1.42%
Hochschild Mining PLC 85,000 204,538
Silvercorp Metals, Inc. 37,000 198,690
403,228
Textile - Apparel 2.93%
LVMH Moet Hennessy Louis Vuitton SE, ADR 9,500 833,324
Web Portals/ISP 0.99%
Alphabet, Inc., Class C
*
200 282,722
Total Common Stocks 18,100,752
(cost $18,129,008)
Corporate Non-Convertible Note 1.76%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.76%
Gran Colombia Gold Corp. 8.25 04/30/24 $ 444,460 502,240
(cost $445,432)
Exchange Traded Funds 4.20% Shares
Direxion Daily S&P 500 Bear 3X Shares ETF 131,556 1,027,453
Invesco QQQ Trust ETF 300 74,280
SPDR S&P 500 ETF Trust 300 92,508
Total Exchange Traded Funds 1,194,241
(cost $1,202,023)
Warrants 0.00%
Exercise
Price
Exp.
Date
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc., 144A
#*@∆
$ 0.38 04/08/22 558,280 0
Information Technology 0.00%
Abaxx Technologies, Inc., 144A
#*@∆
2.00 12/31/20 100,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Global Luxury Goods Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Oil Companies - Exploration & Production 0.00%
CruzSur Energy Corp., 144A
#*∆
$ 10.50 07/31/22 50,000 $ 368
Total Warrants 368
(cost $0 )
Gold Mining 0.00%
Investments, at value 69.56% 19,797,601
(cost $19,776,463 )
Other assets and liabilities, net 30.44% 8,662,160
Net Assets 100.00% $ 28,459,761
Portfolio Allocation by Industry Sector*
Based on Total Investments
June 30, 2020
Consumer Discretionary 41.0%
Financials 16.3%
Information Technology 11.1%
Materials 10.7%
Consumer Staples 7.5%
Communication Services 6.3%
Exchange Traded Funds 6.0%
Other 1.1%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Global Resources Fund
Common Stocks 87.90% Shares Value
Agricultural Chemicals 1.86%
CF Industries Holdings, Inc. 10,000 $ 281,400
Nutrien , Ltd. 10,000 321,302
The Mosaic Co. 20,000 250,200
852,902
Building & Construction Products - Miscellaneous 0.56%
Louisiana-Pacific Corp. 10,000 256,500
Building Products - Wood 0.50%
Norbord, Inc. 10,000 228,270
Coal 0.00%
Caribbean Resources Corp.
#*@~
17 0
Walter Energy, Inc., 144A
#*@∆
4,293 0
0
Containers - Metal/Glass 0.53%
Ball Corp. 3,500 243,215
Containers - Paper/Plastic 0.77%
Orora , Ltd. 200,000 353,614
Diamonds/Precious Stones 0.40%
Barksdale Resources Corp.
*
750,000 182,307
Rockwell Diamonds, Inc., 144A
#*@∆
63,333 0
182,307
Diversified Minerals 6.69%
BHP Group, Ltd., ADR 10,000 497,300
Desert Mountain Energy Corp.
*
350,000 116,014
Encanto Potash Corp.
*
300,000 5,524
Lumina Gold Corp.
*
510,000 345,610
Lundin Mining Corp. 125,000 670,300
Mako Mining Corp.
*
1,250,000 437,353
Niocan , Inc., 144A
#*∆
362,069 44,005
Salazar Resources, Ltd.
*
3,000,000 508,250
Sun Metals Corp.
*
1,500,000 182,307
VR Resources, Ltd.
*
1,175,000 263,977
3,070,640
Electric - Integrated 1.77%
AGL Energy, Ltd. 40,000 473,207
Cia Paranaense de Energia , ADR
*
30,000 340,800
814,007

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 5.77%
Canadian Solar, Inc.
*
35,000 $ 674,450
Pacific Green Energy Corp.
#*@~
2,400,000 0
Plug Power, Inc.
*
40,000 328,400
Siemens Gamesa Renewable Energy SA
*
35,000 623,173
Vestas Wind Systems A/S 10,000 1,024,028
2,650,051
Finance - Investment Banker/Broker 0.84%
GoldMoney , Inc. 200,000 384,502
Food - Miscellaneous/Diversified 1.27%
Ingredion, Inc. 7,000 581,000
Forestry 0.46%
Interfor Corp.
*
25,000 210,666
Gold Mining 18.36%
AngloGold Ashanti, Ltd., ADR 50,000 1,474,500
Centerra Gold, Inc. 25,000 278,985
Chalice Gold Mines, Ltd.
*
250,000 173,924
CopperBank Resources Corp.
*
13,200,000 486,152
Corona Minerals, Ltd.
#*@
5,000 0
Dundee Precious Metals, Inc. 115,000 757,292
Josemaria Resources, Inc.
*
300,000 156,894
Kirkland Lake Gold, Ltd. 10,000 412,400
Lundin Gold, Inc.
*
100,000 938,421
Maverix Metals, Inc. 70,000 310,800
Red Pine Exploration, Inc.
*
1,500,000 44,196
Revival Gold, Inc.
*
1,000,000 773,424
Royal Gold, Inc. 3,000 372,960
Royal Road Minerals, Ltd.
*
5,750,000 1,080,031
Sandstorm Gold, Ltd.
*
90,000 865,800
Western Atlas Resources, Inc.
*
3,000,000 298,321
8,424,100
Independent Power Producer 1.90%
Atlantica Sustainable Infrastructure PLC 30,000 873,000
Information Technology 0.80%
Abaxx Technologies, Inc., 144A
#*@∆
1,250,000 367,376
Invest Company - Resources 0.44%
Uranium Participation Corp.
*
60,000 202,416
Medical - Hospitals 0.00%
African Medical Investments PLC
#*@
2,507,500 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified 9.68%
Anglo American PLC 35,000 $ 806,863
Ascendant Resources, Inc.
*
300,000 27,622
Chakana Copper Corp.
*
1,250,000 193,356
Filo Mining Corp.
*
200,000 288,745
Filo Mining Corp.
*
115,250 167,787
First Cobalt Corp.
*
2,000,000 198,880
Galway Metals, Inc.
*
450,000 291,691
GoviEx Uranium, Inc., 144A
#*∆
58,000 6,408
Ivanhoe Mines, Ltd.
*
550,000 1,559,738
Luminex Res Corp.
*
120,615 86,179
MMC Norilsk Nickel PJSC, ADR 22,500 588,118
Orsu Metals Corp., 144A
#*∆
14,761 3,045
Troilus Gold Corp., 144A
#*∆
294,000 223,055
4,441,487
Metal - Iron 4.98%
Champion Iron, Ltd.
*
500,000 975,987
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Fortescue Metals Group, Ltd. 110,000 1,069,385
Novolipetsk Steel PJSC, GDR 12,000 238,845
WAI Capital Investment Corp., 144A
#*@∆
292,500 0
2,284,217
Mining Services 1.74%
Cordoba Minerals Corp.
*
1,000,000 55,245
Defense Metals Corp.
*
1,500,000 171,258
Talon Metals Corp.
*
5,000,000 570,860
797,363
Natural Resource Technology 0.26%
I-Pulse, Inc., 144A
#*@+∆
15,971 120,741
Non-Ferrous Metals 0.07%
InZinc Mining, Ltd.
*
2,000,000 33,147
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
33,147
Oil - Field Services 1.05%
Halliburton Co. 20,000 259,600
Schlumberger, Ltd. 12,000 220,680
480,280
Oil Companies - Exploration & Production 4.07%
Africa Energy Corp.
*
2,000,000 449,322
CNOOC, Ltd. 400,000 448,931
CNOOC, Ltd., ADR 4,000 451,360
ConocoPhillips 10,000 420,200

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Exploration & Production (cont’d)
CruzSur Energy Corp., 144A
#*∆
200,000 $ 43,827
Range Energy Resources, Inc., 144A
#*∆
15,000,000 55,245
1,868,885
Oil Companies - Integrated 6.77%
LUKOIL PJSC, ADR 16,100 1,196,780
Petroleo Brasileiro SA, ADR
*
25,000 206,750
Surgutneftegas PJSC, ADR 175,000 935,375
TOTAL SA, ADR 20,000 769,200
3,108,105
Oil Companies - US Royalty Trusts 0.01%
San Juan Basin Royalty Trust 2,000 4,560
Oil Refining & Marketing 1.98%
Phillips 66 6,500 467,350
Valero Energy Corp. 7,500 441,150
908,500
Paper & Related Products 3.31%
Canfor Pulp Products, Inc. 45,000 178,992
International Paper Co. 6,500 228,865
Mondi PLC 25,000 467,625
Resolute Forest Products, Inc.
*
70,000 147,700
Smurfit Kappa Group PLC 15,000 497,197
1,520,379
Platinum 1.16%
Impala Platinum Holdings, Ltd. 40,000 269,382
Impala Platinum Holdings, Ltd., ADR 40,000 262,400
531,782
Precious Metals 5.52%
Brixton Metals Corp.
*
1,025,000 173,652
Libero Copper & Gold Corp.
*
4,500,000 447,481
Metalla Royalty & Streaming, Ltd. 150,000 795,522
Polarx , Ltd.
*
10,000,000 236,780
Wheaton Precious Metals Corp. 20,000 881,000
2,534,435
Real Estate Operating/Development 0.62%
Infrastructure Ventures, Inc.
#*@+
7,443,544 282,855
REITS - Diversified 1.10%
PotlatchDeltic Corp. REIT 10,000 380,300
Rayonier, Inc. REIT 5,000 123,950
504,250

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 0.28%
Luk Fook Holdings International, Ltd. 18,000 $ 39,133
Mene , Inc.
*
350,000 91,522
130,655
Steel - Producers 1.46%
POSCO, ADR 5,000 185,200
Severstal PAO, GDR 40,000 484,063
669,263
Water 0.92%
Cia de Saneamento Basico do Estado de Sao Paulo,
ADR
*
40,000 420,400
Total Common Stocks 40,335,870
(cost $92,398,664)
Corporate Non-Convertible Note 1.96%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.96%
Gran Colombia Gold Corp. 8.25 04/30/24 $ 795,536 898,956
(cost $797,275)
Exchange Traded Funds 4.43% Shares
Direxion Daily Energy Bear 2X Shares ETF 1,200 59,400
Direxion Daily Gold Miners Index Bull 2X Shares ETF 1,100 85,998
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 3,000 330,990
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
ETF 52,500 282,975
Global X Silver Miners ETF 2,000 74,040
Invesco DB Base Metals Fund ETF 21,000 285,810
Invesco Solar ETF 3,000 108,300
iPath Bloomberg Coffee Subindex Total Return ETN
*
5,449 169,954
ProShares UltraShort Basic Materials ETF 4,000 73,635
ProShares UltraShort Silver ETF
*
5,300 104,781
SPDR Gold Shares ETF
*
2,300 384,951
U.S. Oil Fund LP ETF
*
2,500 70,150
Total Exchange Traded Funds 2,030,984
(cost $1,832,781)
Warrants 0.00%
Exercise
Price
Exp.
Date
Gold Mining 0.00%
Troilus Gold Corp., 144A
#*@∆
$ 2.50 11/21/20 294,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Global Resources Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Metal - Diversified 0.00%
First Cobalt Corp., 144A
#*@∆
$ 0.21 02/05/22 1,000,000 $ 0
Oil Companies - Exploration & Production 0.00%
CruzSur Energy Corp., 144A
#*∆
10.50 07/31/22 200,000 1,473
Total Warrants 1,473
(cost $0 )
Call Options Purchased 2.77%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 2.77%
Barrick Gold Corp. $ 17.00 01/22 $ 1,360,000 800 930,000
Newmont Corp. 42.00 01/22 630,000 150 340,500
1,270,500
Total Purchased Call Options 1,270,500
(premiums paid $504,754 )
Investments, at value 97.06% 44,537,783
(cost $95,533,474 )
Other assets and liabilities, net 2.94% 1,350,705
Net Assets 100.00% $ 45,888,488
Portfolio Allocation by Industry Sector*
Based on Total Investments
June 30, 2020
Metals & Mining 42.2%
Oil, Gas & Consumable Fuels 14.3%
Precious Metals & Minerals 13.0%
Energy Equipment & Services 6.0%
Exchange Traded Funds 4.6%
Paper & Forest Products 3.9%
Other 16.0%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
World Precious Minerals Fund
Common Stocks 87.69% Shares Value
Advanced Materials/Production 4.15%
Nano One Materials Corp.
*
3,400,000 $ 3,406,011
Sixth Wave Innovations, Inc.
*
750,000 218,216
3,624,227
Capital Pools 1.67%
Magna Gold Corp.
*
1,600,000 1,461,402
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 0.77%
Barksdale Resources Corp.
*~
2,750,000 668,459
Rockwell Diamonds, Inc., 144A
#*@∆
171,667 0
668,459
Diversified Minerals 4.86%
Ascot Resources, Ltd., 144A
#*∆
6,412 4,534
Bluebird Battery Metals, Inc.
*
750,000 71,818
Calibre Mining Corp.
*
800,000 807,307
Erdene Resource Development Corp.
*
300,000 86,182
Indochine Mining, Ltd.
#*@
10,000 0
Lithoquest Diamonds, Inc.
*
750,000 22,098
Lumina Gold Corp.
*
1,000,000 677,666
Mako Mining Corp.
*
2,000,000 699,764
Musgrave Minerals, Ltd.
*
1,500,000 488,118
NGEX Minerals, Ltd.
*
100,000 31,674
Rubicon Minerals Corp.
*
500,000 681,349
VR Resources, Ltd.
*
3,000,000 673,983
4,244,493
Finance - Investment Banker/Broker 0.02%
Coin Hodl, Inc., 144A
#*∆
133,333 13,750
Gold Mining 38.55%
Adamera Minerals Corp.
*
5,373,000 356,195
Adamera Minerals Corp., 144A
#∆
119,543 7,925
Algold Resources, Ltd.
#*@
540,000 49,720
Allegiant Gold, Ltd.
*
2,000,000 567,177
Amilot Capital, Inc., 144A
#*∆
410,000 7,550
Bellevue Gold, Ltd.
*
1,350,000 995,175
Black Dragon Gold Corp.
*
5,000,000 206,689
Bonterra Resources, Inc.
*
400,000 400,707
Chalice Gold Mines, Ltd.
*
1,250,000 869,622
Comstock Mining, Inc.
*
106,600 101,259
Contact Gold Corp.
*
3,000,000 397,761
CopperBank Resources Corp.
*~
23,000,000 847,083
CopperBank Resources Corp., 144A
#*~∆
174,000 6,408

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Coral Gold Resources, Ltd.
*
760,000 $ 431,055
Corona Minerals, Ltd.
#*@
81,250 0
Endeavour Mining Corp.
*
45,000 1,088,870
Fiore Gold, Ltd.
*
500,000 427,225
Fremont Gold, Ltd.
*
4,000,000 324,101
Gascoyne Resources, Ltd.
#*@
1,600,000 21,531
GT Gold Corp.
*
750,000 1,104,891
Jaguar Mining, Inc.
*
500,000 184,149
Josemaria Resources, Inc.
*
200,000 104,596
K92 Mining, Inc.
*
1,250,000 3,710,592
Karora Resources, Inc.
*
2,250,000 803,808
Kore Mining, Ltd.
*
500,000 563,495
Lion One Metals, Ltd.
*
250,000 316,736
Lundin Gold, Inc.
*
100,000 938,421
Mammoth Resources Corp.
*~
3,671,200 87,886
Maritime Resources Corp.
*
1,000,000 77,342
Mawson Resources, Ltd.
*
625,000 179,545
McEwen Mining, Inc.
*
134,764 136,988
Mirasol Resources, Ltd.
*
598,000 167,384
Moneta Porcupine Mines, Inc.
*
1,825,000 241,971
Nighthawk Gold Corp.
*
100,000 181,939
NV Gold Corp.
*
1,000,000 198,880
OceanaGold Corp., 144A
#∆
5,348 12,448
Oklo Resources, Ltd.
*
3,000,000 623,537
Orca Gold, Inc.
*
4,300,000 1,425,309
Osino Resources Corp.
*
230,000 206,688
Petaquilla Minerals, Ltd., 144A
#*@∆
2,660,000 0
Pretium Resources, Inc.
*
40,000 336,000
Probe Metals, Inc.
*
272,800 243,141
Radisson Mining Resources, Inc.
*
8,500,000 1,690,483
Radius Gold, Inc., 144A
#*∆
125,000 30,845
Red Pine Exploration, Inc.
*
8,000,000 235,710
Redstar Gold Corp.
*
15,000,000 441,956
Reunion Gold Corp.
*
4,800,000 300,530
Revival Gold, Inc.
*
1,000,000 773,424
Roscan Gold Corp.
*
3,100,000 936,211
Scottie Resources Corp.
*
1,750,000 528,506
Seabridge Gold, Inc.
*
30,000 526,200
Seafield Resources, Ltd., 144A
#*@∆
1,300,000 0
Skeena Resources, Ltd.
*
175,000 250,074
Southern Gold, Ltd.
*
5,500,000 480,536
Strikepoint Gold, Inc.
*
3,250,000 239,393
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
TriStar Gold, Inc.
*~
30,500,000 7,750,810
Unigold, Inc.
*
1,000,000 305,687
Wolfden Resources Corp.
*
2,000,000 206,246
33,648,410

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Investment Companies 0.18%
Pinecrest Resources, Ltd.
*
400,000 $ 153,212
Medical - Hospitals 0.00%
African Medical Investments PLC
#*@
4,637,500 0
Metal - Copper 0.60%
Wallbridge Mining Co., Ltd.
*
639,000 522,459
Metal - Diversified 11.79%
Adriatic Metals PLC
*
500,000 461,489
Adventus Mining Corp.
*
1,000,000 1,023,866
Argent Minerals, Ltd.
*
21,100,000 386,248
Cardinal Resources, Ltd.
*
6,250,000 2,714,850
Cartier Resources, Inc.
*
1,000,000 191,515
Chakana Copper Corp.
*~
4,750,000 734,753
De Grey Mining, Ltd.
*
1,000,000 639,892
Genesis Metals Corp., 144A
#*∆
583,400 148,257
Integra Resources Corp.
*
350,000 489,835
Ivanhoe Mines, Ltd.
*
500,000 1,417,943
Kaizen Discovery, Inc.
*
8,000,000 265,174
Luminex Res Corp.
*
150,000 107,174
New Age Metals, Inc., 144A
#*∆
143,518 5,814
Orex Minerals, Inc.
*~
7,150,000 579,331
Orsu Metals Corp., 144A
#*∆
186,922 38,552
Rockcliff Metals Corp., 144A
#*∆
873,333 45,030
RTG Mining, Inc.
*
3,000,000 279,565
Silver Bull Resources, Inc.
*
2,308,000 161,560
Sirios Resources, Inc.
*
1,000,000 114,172
Torq Resources, Inc.
*
1,000,000 486,152
10,291,172
Metal - Iron 0.09%
Vector Resources, Ltd.
#*@
10,000,000 82,812
Mining Services 0.65%
Cordoba Minerals Corp.
*
1,000,000 55,244
Major Drilling Group International, Inc.
*
100,000 315,999
Summa Silver Corp.
*
250,000 193,356
564,599
Non-Ferrous Metals 0.21%
InZinc Mining, Ltd.
*
3,000,000 49,720
Tajiri Resources Corp.
#*@
1,845,000 135,902
185,622
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 $ 4,628
Platinum 0.92%
Clean Air Metals, Inc.
*
1,112,000 282,587
Platinum Group Metals, Ltd.
*
350,000 520,772
803,359
Precious Metals 22.50%
Amani Gold, Ltd.
*
54,500,000 37,460
Barsele Minerals Corp.
*~
7,650,000 1,972,230
Brixton Metals Corp.
*
3,000,000 508,250
Candente Gold Corp., 144A
#*∆
4,875,000 143,636
Canex Metals, Inc.
*
1,250,000 276,223
Corvus Gold, Inc.
*
29,000 70,919
Dolly Varden Silver Corp.
*~
8,173,000 4,093,724
GFG Resources, Inc.
*
4,300,000 776,002
Group Ten Metals, Inc.
*
2,044,000 316,176
Liberty Gold Corp.
*
1,740,000 2,717,148
Metalla Royalty & Streaming, Ltd. 150,000 795,522
Metalla Royalty & Streaming, Ltd. 50,000 265,000
Paramount Gold Nevada Corp.
*
170,000 210,800
Polarx, Ltd.
*~
38,163,968 903,647
Roxgold, Inc.
*
1,750,000 1,972,230
Silver Viper Minerals Corp.
*
3,100,000 913,377
SilverCrest Metals, Inc.
*
400,000 3,668,238
19,640,582
Retail - Jewelry 0.48%
Mene, Inc.
*
1,600,000 418,385
Silver Mining 0.25%
Metallic Minerals Corp.
*
710,000 217,037
Total Common Stocks 76,544,608
(cost $95,994,760)
Exchange Traded Funds 2.09%
Direxion Daily Gold Miners Index Bull 2X Shares ETF 12,000 938,160
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 8,000 882,640
Total Exchange Traded Funds 1,820,800
(cost $3,793,034)
Warrants 0.02%
Exercise
Price
Exp.
Date
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd.,
144A
#*@∆
$ 0.50 12/31/49 600,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
World Precious Minerals Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Gold Mining 0.01%
Fiore Gold, Ltd.
#*@
$ 0.45 09/26/20 1,300,000 $ 0
Osino Resources Corp., 144A
#*@∆
1.05 01/30/22 115,000 13,553
Strikepoint Gold, Inc., 144A
#*@∆
0.30 07/22/20 450,000 0
Strikepoint Gold, Inc., 144A
#*@∆
0.20 07/21/22 625,000 0
13,553
Retail - Jewelry 0.01%
Mene, Inc.
#*
1.00 11/29/20 465,000 5,994
Total Warrants 19,547
(cost $300,000 )
Call Options Purchased 1.98%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 1.98%
Barrick Gold Corp. $ 17.00 01/22 $ 1,785,000 1,050 1,220,625
Newmont Corp. 42.00 01/22 945,000 225 510,750
1,731,375
Total Purchased Call Options 1,731,375
(premiums paid $700,433 )
Investments, at value 91.78% 80,116,330
(cost $100,788,227 )
Other assets and liabilities, net 8.22% 7,173,050
Net Assets 100.00% $ 87,289,380
Portfolio Allocation by Industry*
Based on Total Investments
June 30, 2020
Gold Mining 44.2%
Precious Metals 24.5%
Metal - Diversified 12.8%
Diversified Minerals 5.3%
Advanced Materials/Production 4.5%
Other 8.7%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Gold and Precious Metals Fund
Common Stocks 88.16% Shares Value
Advanced Materials/Production 0.26%
Sixth Wave Innovations, Inc.
*
1,200,000 $ 349,146
Diversified Minerals 3.72%
Alkane Resources, Ltd.
*
1,633,376 1,388,183
Calibre Mining Corp.
*
2,500,000 2,522,834
Mako Mining Corp.
*
3,000,000 1,049,647
4,960,664
Engineering/R&D Services 0.05%
Boart Longyear , Ltd.
*
249,335 63,919
Gold Mining 59.16%
Alacer Gold Corp.
*
350,000 2,405,348
Alamos Gold, Inc. 200,000 1,876,000
Alio Gold, Inc.
*
700,000 881,703
AngloGold Ashanti, Ltd., ADR 100,000 2,949,000
Argonaut Gold, Inc.
*
836,000 1,576,429
B2Gold Corp. 375,000 2,133,750
Barrick Gold Corp. 100,000 2,694,000
Centerra Gold, Inc. 350,000 3,905,790
DRDGOLD, Ltd., ADR 100,000 1,579,000
Dundee Precious Metals, Inc. 400,000 2,634,060
Equinox Gold Corp.
*
100,000 1,118,150
Evolution Mining, Ltd. 375,000 1,489,684
GoGold Resources, Inc.
*
2,000,000 1,473,188
Gold Fields, Ltd., ADR 250,000 2,350,000
Golden Star Resources, Ltd.
*
200,000 580,000
Harmony Gold Mining Co., Ltd., ADR
*
500,000 2,085,000
IAMGOLD Corp.
*
500,000 1,975,000
K92 Mining, Inc.
*
2,750,000 8,163,303
Kirkland Lake Gold, Ltd. 90,000 3,711,600
Maverix Metals, Inc. 778,000 3,467,074
Newmont Corp. 50,000 3,087,000
Northern Star Resources, Ltd. 125,000 1,178,877
OceanaGold Corp.
*
250,000 581,909
Pantoro , Ltd.
*
8,000,000 1,491,886
Pretium Resources, Inc.
*
60,000 504,000
Ramelius Resources, Ltd. 1,375,000 1,929,990
Regis Resources, Ltd. 500,000 1,829,649
Royal Gold, Inc. 10,000 1,243,200
Sandstorm Gold, Ltd.
*
650,000 6,253,000
Saracen Mineral Holdings, Ltd.
*
300,000 1,142,593
Silver Lake Resources, Ltd.
*
3,000,000 4,493,945
Torex Gold Resources, Inc.
*
100,000 1,575,574
Wesdome Gold Mines, Ltd.
*
350,000 3,024,087
Westgold Resources, Ltd.
*
1,000,000 1,468,225
78,852,014

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Investment Companies 0.37%
Nomad Royalty Co., Ltd.
*
500,000 $ 486,152
Medical - Hospitals 0.00%
African Medical Investments PLC
#*@
2,000,000 0
Mining Services 1.79%
Castile Resources, Ltd.
*
1,500,000 168,386
Major Drilling Group International, Inc.
*
700,000 2,211,992
2,380,378
Platinum 1.26%
Impala Platinum Holdings, Ltd. 250,000 1,683,641
Precious Metals 13.08%
1911 Gold Corp.
*
406,250 140,643
EMX Royalty Corp.
*
1,100,000 2,390,247
Metalla Royalty & Streaming, Ltd. 325,000 1,723,630
Metalla Royalty & Streaming, Ltd. 100,000 530,000
Roxgold , Inc.
*
3,750,000 4,226,208
Sailfish Royalty Corp.
*
310,000 251,179
SSR Mining, Inc.
*
125,000 2,666,250
Wheaton Precious Metals Corp. 125,000 5,506,250
17,434,407
Retail - Jewelry 1.22%
Mene , Inc.
*
500,000 130,746
Mene , Inc., 144A
#∆
5,714,285 1,494,233
1,624,979
Silver Mining 7.25%
Excellon Resources, Inc.
*
500,000 305,686
Fortuna Silver Mines, Inc.
*
225,000 1,145,250
Hochschild Mining PLC 550,000 1,329,057
Pan American Silver Corp. 125,000 3,798,750
Santacruz Silver Mining, Ltd.
*
5,000,000 662,935
Silvercorp Metals, Inc. 450,000 2,416,500
9,658,178
Total Common Stocks 117,493,478
(cost $75,494,876)

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Gold and Precious Metals Fund
Corporate Non-Convertible Bond 0.00%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 $ 0
(cost $485,766)
Corporate Non-Convertible Notes 1.03%
Gold Mining 1.03%
Gran Colombia Gold Corp. 8.25 04/30/24 1,216,090 1,374,182
(cost $1,218,749)
Exchange Traded Funds 2.78% Shares
Direxion Daily Gold Miners Index Bull 2X Shares ETF 27,600 2,157,768
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 14,000 1,544,620
Total Exchange Traded Funds 3,702,388
(cost $6,197,055)
Warrants 0.13%
Exercise
Price
Exp.
Date
Gold Mining 0.07%
GoGold Resources, Inc., 144A
#*@∆
$ 0.85 02/25/22 325,000 35,909
Yamana Gold, Inc., 144A
#*@∆
13.50 01/15/21 50,000 63,347
99,256
Silver Mining 0.06%
Excellon Resources, Inc.
*
1.40 08/27/21 375,000 79,414
Total Warrants 178,670
(cost $0 )
Call Options Purchased 3.31%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 3.31%
Barrick Gold Corp. $ 17.00 01/22 $ 2,805,000 1,650 1,918,125
Newmont Corp. 42.00 01/22 4,620,000 1,100 2,497,000
4,415,125
Total Purchased Call Options 4,415,125
(premiums paid $1,434,252 )
Investments, at value 95.41% 127,163,843
(cost $84,830,698 )
Other assets and liabilities, net 4.59% 6,115,942
Net Assets 100.00% $ 133,279,785

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Gold and Precious Metals Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Portfolio Allocation by Industry*
Based on Total Investments
June 30, 2020
Gold Mining 66.7%
Precious Metals 13.7%
Silver Mining 7.6%
Diversified Minerals 3.9%
Other 8.1%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Emerging Europe Fund
Common Stocks 92.21% Shares Value
Agricultural Chemicals 0.62%
PhosAgro PJSC, GDR 12,000 $ 147,840
Airlines 2.05%
Aegean Airlines SA
*
12,500 56,183
Aeroflot PJSC 75,000 86,500
Pegasus Hava Tasimaciligi AS
*
14,800 120,001
Ryanair Holdings PLC, ADR
*
1,500 99,510
Turk Hava Yollari AO
*
70,000 127,418
489,612
Apparel Manufacturers 0.54%
Christian Dior SE 235 99,987
Hermes International 35 29,386
129,373
Appliances 0.68%
Vestel Beyaz Esya Sanayi ve Ticaret AS
*
42,670 161,832
Athletic Footwear 0.40%
adidas AG
*
360 94,915
Automotive - Cars & Light Trucks 0.37%
Ford Otomotiv Sanayi AS 4,800 49,809
Tofas Turk Otomobil Fabrikasi AS 9,800 38,136
87,945
Automotive - Medium & Heavy Duty Trucks 0.27%
Otokar Otomotiv Ve Savunma Sanayi A.S. 3,000 65,788
Building - Heavy Construction 0.85%
Mytilineos SA 24,700 203,335
Building & Construction Products - Miscellaneous 0.60%
Tekfen Holding AS 57,600 142,825
Cellular Telecommunication 2.80%
Mobile TeleSystems PJSC, ADR 29,200 268,348
PLAY Communications SA 15,200 117,376
Turkcell Iletisim Hizmetleri AS 119,000 283,709
669,433
Chemicals - Fibers 0.54%
Aksa Akrilik Kimya Sanayii AS 121,000 128,868
Commercial Banks Non-US 17.10%
Alpha Bank AE
*
136,200 102,318
Banca Transilvania SA
*
145,220 72,052
Bank Polska Kasa Opieki SA
*
22,800 312,405

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Commercial Banks Non-US (cont’d)
Eurobank Ergasias Services and Holdings SA
*
242,000 $ 112,062
Komercni banka as
*
4,000 93,307
National Bank of Greece SA
*
55,800 78,962
OTP Bank Nyrt
*
16,500 580,063
Powszechna Kasa Oszczednosci Bank Polski SA 104,450 608,240
Sberbank of Russia PJSC, ADR
*
148,750 1,686,825
Turkiye Garanti Bankasi AS
*
260,000 320,581
Yapi ve Kredi Bankasi AS
*
345,000 123,113
4,089,928
Communications Software 0.24%
LiveChat Software SA 3,600 58,099
Computer Services 0.91%
Asseco Poland SA 12,000 200,926
DXC Technology Co. 1,000 16,500
217,426
Diversified Operations 0.57%
KOC Holding AS 52,000 136,768
Electric - Distribution 0.54%
Enerjisa Enerji AS 103,000 129,234
Electric - Generation 0.83%
Inter RAO UES PJSC 2,911,000 199,470
Electronics - Military 0.20%
Aselsan Elektronik Sanayi Ve Ticaret AS 10,000 47,208
Entertainment Software 1.72%
CD Projekt SA
*
3,350 337,591
TEN Square Games SA 550 73,109
410,700
Finance - Other Services 1.67%
KRUK SA 9,000 246,855
Moscow Exchange MICEX-RTS PJSC 95,000 151,550
398,405
Food - Confectionery 0.84%
Ulker Biskuvi Sanayi AS
*
56,500 200,554
Food - Retail 4.59%
BIM Birlesik Magazalar AS 12,600 124,924
Colruyt SA
*
950 52,211
Dino Polska SA
*
2,740 139,571
Koninklijke Ahold Delhaize NV, ADR 4,500 122,229

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Food - Retail (cont’d)
Magnit PJSC, GDR 7,000 $ 91,029
Migros Ticaret AS
*
22,700 127,753
Sok Marketler Ticaret AS
*
84,000 164,702
X5 Retail Group NV, GDR 7,750 274,874
1,097,293
Food - Wholesale/Distribution 1.09%
Eurocash SA
*
59,400 260,798
Gold Mining 2.64%
Alacer Gold Corp.
*
25,000 171,811
Highland Gold Mining, Ltd. 25,000 72,355
Polyus PJSC, GDR 4,600 387,082
631,248
Machinery - Farm 0.10%
Turk Traktor ve Ziraat Makineleri AS 2,000 23,036
Machinery - General Industrial 0.86%
ANDRITZ AG
*
5,650 206,004
Metal - Diversified 2.40%
MMC Norilsk Nickel PJSC, ADR 18,650 491,055
Orsu Metals Corp., 144A
#*∆
402,500 83,014
574,069
Metal - Iron 1.25%
Novolipetsk Steel PJSC, GDR 15,000 298,556
Multi-line Insurance 0.60%
Allianz SE 698 142,631
Oil Companies - Exploration & Production 1.39%
Novatek PJSC, GDR 2,025 287,944
Societatea Nationala de Gaze Naturale ROMGAZ SA 6,100 45,278
333,222
Oil Companies - Integrated 23.72%
Gazprom Neft PJSC, ADR 1,550 35,650
Gazprom PJSC, ADR 329,300 1,778,198
LUKOIL PJSC, ADR 25,820 1,916,360
MOL Hungarian Oil & Gas PLC 27,610 163,234
OMV Petrom SA 1,318,000 99,536
Rosneft Oil Co. PJSC, GDR 62,000 311,594
Surgutneftegas PJSC, ADR 65,750 351,434
Tatneft PJSC, ADR 21,560 1,015,304
5,671,310

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Oil Refining & Marketing 3.00%
Aygaz AS 42,000 $ 73,752
Hellenic Petroleum SA 22,500 150,240
Motor Oil Hellas Corinth Refineries SA 8,000 110,510
Polski Koncern Naftowy ORLEN SA 13,450 213,741
Tupras Turkiye Petrol Rafinerileri AS
*
12,900 168,749
716,992
Pipelines 0.12%
Dogan Sirketler Grubu Holding AS 92,000 28,194
Precious Metals 0.92%
Polymetal International PLC 11,000 220,228
Property/Casualty Insurance 0.71%
Powszechny Zaklad Ubezpieczen SA 23,200 170,745
Regional Banks - Non US 1.45%
Moneta Money Bank AS 40,000 90,595
TCS Group Holding PLC, GDR 12,600 255,801
346,396
Retail - Apparel/Shoe 2.91%
CCC SA 16,300 248,188
HUGO BOSS AG 7,650 231,840
Industria de Diseno Textil SA 3,850 102,154
Moncler SpA
*
2,950 113,438
695,620
Retail - Hypermarkets 0.12%
Lenta PLC, GDR
*
12,000 28,473
Retail - Jewelry 0.37%
Pandora A/S 1,615 88,202
Retail - Major Dept Store 0.83%
Detsky Mir PJSC 140,000 198,372
Rubber - Tires 0.15%
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS 20,000 36,945
Steel - Producers 3.26%
Eregli Demir ve Celik Fabrikalari TAS 133,500 167,238
Evraz PLC 62,000 219,671
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS 65,000 30,814
Magnitogorsk Iron & Steel Works PJSC, GDR 22,900 153,881
Severstal PAO, GDR 17,200 208,608
780,212

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Telecom Services 2.18%
O2 Czech Republic AS 6,400 $ 59,160
Sistema PJSFC, GDR 47,000 221,956
Turk Telekomunikasyon AS
*
202,700 239,918
521,034
Telephone - Integrated 1.74%
Hellenic Telecommunications Organization SA 18,650 251,924
Magyar Telekom Telecommunications PLC 135,000 163,984
415,908
Textile - Apparel 0.39%
LPP SA
*
61 93,088
Transportation - Rail 0.10%
Globaltrans Investment PLC, GDR 4,499 24,281
Transportation - Services 0.08%
Oesterreichische Post AG 620 20,527
Web Portals/ISP 0.90%
Yandex NV, Class A
*
4,300 215,086
Total Common Stocks 22,048,028
(cost $20,977,974)
Put Option Purchased 0.25%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Country Fund-Russia 0.25%
Direxion Daily Russia Bull 2X
Shares ETF
#
$ 12.00 12/20 $ 619,200 400 59,000
(premiums paid $71,041 )
Investments, at value 92.46% 22,107,028
(cost $21,049,015 )
Other assets and liabilities, net 7.54% 1,802,631
Net Assets 100.00% $ 23,909,659

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
Emerging Europe Fund
*Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus. The locale of company operations may be different.
Country Distribution*
Based on Total Investments
June 30, 2020
Russian Federation 50.3%
Turkey 14.8%
Poland 13.9%
Greece 4.8%
Hungary 4.1%
Other 12.1%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
China Region Fund
Common Stocks 87.77% Shares Value
Airlines 0.41%
AirAsia Group Bhd 250,000 $ 51,671
Apparel Manufacturers 0.10%
Crystal International Group, Ltd. 55,000 11,998
Athletic Footwear 0.09%
Feng TAY Enterprise Co., Ltd. 2,000 11,343
Audio/Video Products 0.27%
TCL Electronics Holdings, Ltd. 68,000 33,471
Automotive - Cars & Light Trucks 0.08%
BAIC Motor Corp., Ltd. 23,000 10,065
Automotive/Truck Parts & Equipment - Replacement 3.03%
Weichai Power Co., Ltd. 203,000 382,478
Batteries/Battery Systems 1.19%
Tianneng Power International, Ltd. 88,000 150,919
Broadcast Service/Program 0.06%
Global Mediacom Tbk PT
*
580,900 7,548
Building - Heavy Construction 0.14%
China Tower Corp., Ltd. 96,000 17,060
Building & Construction Products - Miscellaneous 0.22%
China National Building Material Co., Ltd. 18,000 19,307
HDC Holdings Co., Ltd.
*
267 1,888
HDC Hyundai Development Co.-Engineering &
Construction 374 6,613
27,808
Building Products - Cement 1.26%
Anhui Conch Cement Co., Ltd. 20,500 138,911
West China Cement, Ltd. 110,000 20,163
159,074
Casino Hotels 0.15%
NagaCorp, Ltd. 16,000 18,665
Chemicals - Diversified 0.09%
China Risun Group, Ltd. 42,000 11,500
Chemicals - Fibers 0.07%
Indorama Ventures PCL, NVDR 9,700 8,781

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
China Region Fund
Common Stocks (cont’d) Shares Value
Chemicals - Specialty 0.22%
Fufeng Group, Ltd. 33,000 $ 10,577
Huabao International Holdings, Ltd. 40,000 17,583
28,160
Coal 0.23%
Adaro Energy Tbk PT 121,700 8,562
China Coal Energy Co., Ltd. 38,000 8,677
Yanzhou Coal Mining Co., Ltd. 16,000 12,050
29,289
Commercial Banks Non-US 2.34%
Bank Mandiri Persero Tbk PT 69,300 24,063
China Construction Bank Corp., H Shares 167,000 135,835
Industrial & Commercial Bank of China, Ltd., H Shares 196,000 118,496
Kasikornbank PCL, NVDR 3,100 9,405
The Siam Commercial Bank PCL, NVDR 3,500 8,249
296,048
Computers - Integrated System 0.11%
PAX Global Technology, Ltd. 33,000 14,456
Consumer Products - Miscellaneous 0.00%
Tongda Hong Tai Holdings, Ltd.
*
2,000 92
Diversified Banking Institution 2.77%
HSBC Holdings PLC, ADR 15,000 349,950
Diversified Financial Services 0.29%
China Galaxy Securities Co., Ltd., H Shares 68,000 37,019
E-Commerce/Products 3.09%
Alibaba Group Holding, Ltd., ADR
*
1,810 390,417
E-Commerce/Services 0.18%
King Slide Works Co., Ltd. 2,000 22,818
Electronic Components - Miscellaneous 1.74%
Micro-Star International Co., Ltd. 16,000 58,575
Radiant Opto-Electronics Corp. 9,000 36,442
Simplo Technology Co., Ltd. 7,500 81,823
Venture Corp., Ltd. 3,700 43,241
220,081
Engineering/R&D Services 2.34%
KEPCO Plant Service & Engineering Co., Ltd. 11,805 286,726
Samsung Engineering Co., Ltd.
*
883 9,100
295,826

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
China Region Fund
Common Stocks (cont’d) Shares Value
Enterprise Software/Services 0.17%
Sinosoft Technology Group, Ltd. 151,000 $ 21,919
Entertainment Software 0.10%
iDreamSky Technology Holdings, Ltd.
*
20,000 12,882
Finance - Consumer Loans 0.59%
LexinFintech Holdings, Ltd., ADR
*
7,000 74,480
Finance - Investment Banker/Broker 0.13%
China International Capital Corp., Ltd.
*
8,000 15,828
Food - Dairy Products 2.06%
China Mengniu Dairy Co., Ltd. 68,000 260,751
Food - Miscellaneous/Diversified 10.62%
Standard Foods Corp. 124,000 265,430
Yihai International Holding, Ltd. 104,500 1,076,878
1,342,308
Gas - Distribution 0.30%
ENN Energy Holdings, Ltd. 3,300 37,292
Internet Content - Info 7.25%
Momo, Inc., ADR 3,000 52,440
Tencent Holdings, Ltd., ADR 13,500 864,000
916,440
Life/Health Insurance 2.48%
AIA Group, Ltd. 28,000 262,013
China Life Insurance Co., Ltd. 6,000 12,107
China Pacific Insurance Group Co., Ltd. 3,800 10,213
New China Life Insurance Co., Ltd. 8,700 29,339
313,672
Medical - Drugs 4.93%
Consun Pharmaceutical Group, Ltd. 24,000 9,903
Luye Pharma Group, Ltd. 56,000 34,431
Sino Biopharmaceutical, Ltd. 259,000 488,162
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. 44,000 90,308
622,804
Multi-line Insurance 6.23%
Ping An Insurance Group Co. of China, Ltd., H Shares 79,000 787,550
Multimedia 1.62%
Media Nusantara Citra Tbk PT 3,210,500 204,517

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
China Region Fund
Common Stocks (cont’d) Shares Value
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 $ 0
Oil Companies - Exploration & Production 0.19%
United Energy Group, Ltd.
*
134,000 24,304
Oil Field Machinery & Equipment 0.06%
CIMC Enric Holdings, Ltd. 18,000 7,177
Real Estate Operating/Development 22.30%
Central China Real Estate, Ltd. 324,000 151,830
China Vanke Co., Ltd., H Shares 31,800 101,495
Country Garden Holdings Co., Ltd. 332,000 411,780
Country Garden Services Holdings Co., Ltd. 111,586 520,923
Greenland Hong Kong Holdings, Ltd. 644,000 230,038
KWG Group Holdings, Ltd. 110,000 186,896
Longfor Group Holdings, Ltd. 131,000 627,076
Shimao Group Holdings, Ltd. 78,000 333,471
Shun Tak Holdings, Ltd. 82,000 30,702
Sunac China Holdings, Ltd. 53,000 224,295
2,818,506
Reinsurance 0.07%
China Reinsurance Group Corp. 90,000 9,221
Retail - Apparel/Shoe 2.89%
ANTA Sports Products, Ltd. 38,500 342,538
Li Ning Co., Ltd. 7,000 22,417
364,955
Schools 1.80%
China Kepei Education Group, Ltd. 60,000 48,524
China Maple Leaf Educational Systems, Ltd. 40,000 12,265
China New Higher Education Group, Ltd. 39,000 25,993
China Yuhua Education Corp., Ltd. 170,000 140,391
227,173
Semiconductor Components - Integrated Circuit 3.31%
Realtek Semiconductor Corp. 41,000 417,894
Tobacco 0.10%
Gudang Garam Tbk PT 3,900 12,914
Transport Support Services 0.10%
Kerry Logistics Network, Ltd. 9,000 11,998
Total Common Stocks 11,091,122
(cost $9,453,309)

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2020
China Region Fund
*Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus. The locale of company operations may be different.
Right 0.00% Shares Value
Electronic Components - Miscellaneous 0.00%
Simplo Technology Co., Ltd.
#*@
448 $ 0
(cost $0)
Exchange Traded Fund 2.68%
Direxion Daily FTSE China Bear 3X Shares ETF 10,200 338,844
(cost $335,156)
Investments, at value 90.45% 11,429,966
(cost $9,788,465 )
Other assets and liabilities, net 9.55% 1,206,790
Net Assets 100.00% $ 12,636,756
Country Distribution*
Based on Total Investments
June 30, 2020
China 66.9%
Hong Kong 13.1%
Taiwan, Province of China 7.8%
United Kingdom 3.1%
Other 9.1%
Total 100.0%

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2020.
◊ Zero coupon bond. Interest rate presented is yield to maturity.
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of June 30, 2020.
* Non-income producing security.
~ Affiliated Company. (see following)
@ Security was fair valued at June 30, 2020, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at June 30, 2020, were 0.26% of Global Luxury Goods Fund, 1.68% of Global Resources
Fund, 0.35% of World Precious Minerals Fund, 0.07% of Gold And Precious Metals Fund and
0.00% of China Region Fund, respectively. See the Fair Valuation of Securities section of these
Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of June 30, 2020 amounted to $70,105,
0.25%, of Global Luxury Goods Fund, $865,175, 1.89%, of Global Resources Fund, $482,930,
0.55%, of World Precious Minerals Fund, $1,593,489, 1.20%, of Gold And Precious Metals
Fund, $83,014, 0.35%, of Emerging Europe Fund and $0, 0.00%, of China Region Fund.
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGC Assured Guaranty Corporation
AGM Assured Guaranty Municipal
AMBAC American Municipal Bond Assurance Corporation
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
ETN Exchange Traded Note
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GDR Global Depositary Receipt
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
MTN Medium Term Note
NVDR Non-Voting Depositary Receipt
PCL Public Company Limited
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bond
REIT Real Estate Investment Trust
S&P Standard & Poor’s
SPDR Standard & Poor’s Depositary Receipt

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

The following table summarizes the valuation of each Fund’s securities as of June 30, 2020, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 30,302,708 $ – $ 30,302,708
Exchange Traded Fund 2,015,280 – – 2,015,280
Investments, at Value $ 2,015,280 $ 30,302,708 $ – $ 32,317,988
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 31,641,470 $ – $ 31,641,470
Exchange Traded Funds 4,539,550 – – 4,539,550
Investments, at Value $ 4,539,550 $ 31,641,470 $ – $ 36,181,020
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
All American Equity Fund
Investments in Securities*
Common Stocks
Applications Software $ 264,563 $ – $ – $ 264,563
Building - Residential/
Commercial 384,324 – – 384,324
Coatings/Paint 323,018 – – 323,018
Commercial Service
- Finance 472,939 – – 472,939
Computers 137,401 – – 137,401
Consumer Products
- Miscellaneous 197,433 – – 197,433
Cosmetics & Toiletries 478,224 – – 478,224
Decision Support Software 66,764 – – 66,764
E-Commerce/Products 606,940 – – 606,940
Electric - Integrated 258,719 – – 258,719

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
All American Equity Fund (continued)
Investments in Securities*
(continued)
Electronic Components
- Semiconductors $ 402,718 $ – $ – $ 402,718
Enterprise Software/
Services 373,681 – – 373,681
E-Services/Consulting 271,977 – – 271,977
Finance - Credit Card 300,379 – – 300,379
Finance - Investment
Banker/Broker 286,790 – – 286,790
Finance - Other Services 302,801 – – 302,801
Gold Mining 769,702 – – 769,702
Medical - Drugs 315,738 – – 315,738
Medical - HMO 419,124 – – 419,124
Medical - Hospitals 118,714 – – 118,714
Precious Metals 127,745 – – 127,745
REITS - Diversified 388,327 – – 388,327
Retail - Building Products 602,727 – – 602,727
Retail - Discount 616,729 – – 616,729
Shipbuilding 208,516 – – 208,516
Silver Mining 196,054 – – 196,054
Corporate Non-Convertible Note – 225,281 – 225,281
Exchange Traded Funds 463,341 – – 463,341
Investments, at Value $ 9,355,388 $ 225,281 $ – $ 9,580,669
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,848,318 $ – $ – $ 1,848,318
Athletic Footwear 719,687 – – 719,687
Automotive - Cars & Light
Trucks 1,999,488 – – 1,999,488
Beverages - Wine/Spirits 749,194 – – 749,194
Commercial Services
- Finance 820,076 – – 820,076
Computers 729,600 – – 729,600
Cosmetics & Toiletries 732,743 – – 732,743
Decision Support Software 1,413,394 – – 1,413,394

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund (continued)
Investments in Securities*
(continued)
Diversified Banking
Institution $ 198,488 $ – $ – $ 198,488
E-Commerce/Products 717,293 – – 717,293
Energy - Alternate Sources – – 0 0
Finance - Consumer Loans 436,598 – – 436,598
Finance - Mortgage Loan/
Banker 20,561 – – 20,561
Footwear & Related Apparel 278,597 – – 278,597
Gold Mining 975,468 – – 975,468
Information Technology – – 58,780 58,780
Internet Content
- Entertainment 249,777 – – 249,777
Investment Management/
Advisory Services 1,035,020 – – 1,035,020
Medical - Hospitals – – 0 0
Metal - Diversified 283,589 – – 283,589
Oil Companies - Exploration
& Production 10,957 – – 10,957
Precious Metals 149,770 – – 149,770
Private Equity 705,076 – – 705,076
Real Estate Operating/
Development – – 16,208 16,208
Retail - Building Products 1,720,252 – – 1,720,252
Retail - Discount 712,544 – – 712,544
Silver Mining 403,228 – – 403,228
Textile - Apparel 833,324 – – 833,324
Web Portals/ISP 282,722 – – 282,722
Corporate Non-Convertible Note – 502,240 – 502,240
Exchange Traded Funds 1,194,241 – – 1,194,241
Warrants
Finance - Mortgage Loan/
Banker – 0 – 0
Information Technology – – 0 0
Oil Companies - Exploration
& Production 368 – – 368
Investments, at Value 19,220,373 502,240 74,988 19,797,601

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Agricultural Chemicals $ 852,902 $ – $ – $ 852,902
Building & Construction
Products - Miscellaneous 256,500 – – 256,500
Building Products - Wood 228,270 – – 228,270
Coal – – 0 0
Containers - Metal/Glass 243,215 – – 243,215
Containers - Paper/Plastic – 353,614 – 353,614
Diamonds/Precious Stones 182,307 – 0 182,307
Diversified Minerals 3,070,640 – – 3,070,640
Electric - Integrated 340,800 473,207 – 814,007
Energy - Alternate Sources 1,002,850 1,647,201 0 2,650,051
Finance - Investment
Banker/Broker 384,502 – – 384,502
Food - Miscellaneous/
Diversified 581,000 – – 581,000
Forestry 210,666 – – 210,666
Gold Mining 7,764,024 660,076 0 8,424,100
Independent Power Producer 873,000 – – 873,000
Information Technology – – 367,376 367,376
Invest Company - Resources 202,416 – – 202,416
Medical - Hospitals – – 0 0
Metal - Diversified 3,466,837 974,650 – 4,441,487
Metal - Iron 1,214,832 1,069,385 0 2,284,217
Mining Services 797,363 – – 797,363
Natural Resource
Technology – – 120,741 120,741
Non-Ferrous Metals 33,147 – 0 33,147
Oil - Field Services 480,280 – – 480,280
Oil Companies - Exploration
& Production 1,364,709 504,176 – 1,868,885
Oil Companies - Integrated 3,108,105 – – 3,108,105
Oil Companies - US Royalty
Trusts 4,560 – – 4,560
Oil Refining & Marketing 908,500 – – 908,500
Paper & Related Products 555,557 964,822 – 1,520,379
Platinum 262,400 269,382 – 531,782
Precious Metals 2,297,655 236,780 – 2,534,435
Real Estate Operating/
Development – – 282,855 282,855
REITS - Diversified 504,250 – – 504,250
Retail - Jewelry 91,522 39,133 – 130,655
Steel - Producers 669,263 – – 669,263
Water 420,400 – – 420,400
Corporate Non-Convertible Note – 898,956 – 898,956

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Exchange Traded Funds $ 2,030,984 $ – $ – $ 2,030,984
Warrants
Gold Mining – 0 – 0
Metal - Diversified – 0 – 0
Oil Companies - Exploration
& Production 1,473 – – 1,473
Purchased Call Options 340,500 930,000 – 1,270,500
Investments, at Value 34,745,429 9,021,382 770,972 44,537,783
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 3,624,227 $ – $ – $ 3,624,227
Capital Pools 1,461,402 – – 1,461,402
Coal – – 0 0
Diamonds/Precious Stones 668,459 – 0 668,459
Diversified Minerals 3,756,375 488,118 0 4,244,493
Finance - Investment
Banker/Broker 13,750 – – 13,750
Gold Mining 30,395,192 3,181,967 71,251 33,648,410
Investment Companies 153,212 – – 153,212
Medical - Hospitals – – 0 0
Metal - Copper 522,459 – – 522,459
Metal - Diversified 5,809,128 4,482,044 – 10,291,172
Metal - Iron 82,812 – – 82,812
Mining Services 564,599 – – 564,599
Non-Ferrous Metals 185,622 – – 185,622
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment 4,628 – – 4,628
Platinum 803,359 – – 803,359
Precious Metals 18,699,475 941,107 – 19,640,582
Retail - Jewelry 418,385 – – 418,385
Silver Mining 217,037 – – 217,037
Exchange Traded Funds 1,820,800 – – 1,820,800

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund (continued)
Investments in Securities*
(continued)
Warrants
Gold Mineral Exploration &
Development $ – $ – $ 0 $ 0
Gold Mining – 13,553 – 13,553
Retail - Jewelry 5,994 – – 5,994
Purchased Call Options 510,750 1,220,625 – 1,731,375
Investments, at Value 69,717,665 10,327,414 71,251 80,116,330
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 349,146 $ – $ – $ 349,146
Diversified Minerals 3,572,481 1,388,183 – 4,960,664
Engineering/R&D Services – 63,919 – 63,919
Gold Mining 63,827,165 15,024,849 – 78,852,014
Investment Companies 486,152 – – 486,152
Medical - Hospitals – – 0 0
Mining Services 2,211,992 168,386 – 2,380,378
Platinum – 1,683,641 – 1,683,641
Precious Metals 17,434,407 – – 17,434,407
Retail - Jewelry 1,624,979 – – 1,624,979
Silver Mining 8,329,121 1,329,057 – 9,658,178
Corporate Non-Convertible
Bond – – 0 0
Corporate Non-Convertible
Notes – 1,374,182 – 1,374,182
Exchange Traded Funds 3,702,388 – – 3,702,388
Warrants
Gold Mining – 99,256 – 99,256
Silver Mining 79,414 – – 79,414
Purchased Call Options 2,497,000 1,918,125 – 4,415,125
Investments, at Value $ 104,114,245 $ 23,049,598 $ 0 $ 127,163,843

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Agricultural Chemicals $ 147,840 $ – $ – $ 147,840
Airlines 99,510 390,102 – 489,612
Apparel Manufacturers – 129,373 – 129,373
Appliances – 161,832 – 161,832
Athletic Footwear – 94,915 – 94,915
Automotive - Cars & Light
Trucks – 87,945 – 87,945
Automotive - Medium &
Heavy Duty Trucks – 65,788 – 65,788
Building - Heavy
Construction – 203,335 – 203,335
Building & Construction
Products - Miscellaneous – 142,825 – 142,825
Cellular Telecommunication 268,348 401,085 – 669,433
Chemicals - Fibers – 128,868 – 128,868
Commercial Banks Non-US 1,686,825 2,403,103 – 4,089,928
Communications Software – 58,099 – 58,099
Computer Services 16,500 200,926 – 217,426
Diversified Operations – 136,768 – 136,768
Electric - Distribution – 129,234 – 129,234
Electric - Generation – 199,470 – 199,470
Electronics - Military – 47,208 – 47,208
Entertainment Software – 410,700 – 410,700
Finance - Other Services – 398,405 – 398,405
Food - Confectionery – 200,554 – 200,554
Food - Retail 488,132 609,161 – 1,097,293
Food - Wholesale/
Distribution – 260,798 – 260,798
Gold Mining 558,893 72,355 – 631,248
Machinery - Farm – 23,036 – 23,036
Machinery - General
Industrial – 206,004 – 206,004
Metal - Diversified 574,069 – – 574,069
Metal - Iron 298,556 – – 298,556
Multi-line Insurance – 142,631 – 142,631
Oil Companies - Exploration
& Production 287,944 45,278 – 333,222
Oil Companies - Integrated 5,408,540 262,770 – 5,671,310
Oil Refining & Marketing – 716,992 – 716,992
Pipelines – 28,194 – 28,194
Precious Metals – 220,228 – 220,228
Property/Casualty Insurance – 170,745 – 170,745
Regional Banks - Non US 255,801 90,595 – 346,396

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund (continued)
Assets (continued)
Investments in Securities*
(continued)
Retail - Apparel/Shoe $ – $ 695,620 $ – $ 695,620
Retail - Hypermarkets 28,473 – – 28,473
Retail - Jewelry – 88,202 – 88,202
Retail - Major Dept Store – 198,372 – 198,372
Rubber - Tires – 36,945 – 36,945
Steel - Producers 362,489 417,723 – 780,212
Telecom Services 221,956 299,078 – 521,034
Telephone - Integrated – 415,908 – 415,908
Textile - Apparel – 93,088 – 93,088
Transportation - Rail 24,281 – – 24,281
Transportation - Services – 20,527 – 20,527
Web Portals/ISP 215,086 – – 215,086
Put Option – 59,000 – 59,000
Investments, at Value $ 10,943,243 $ 11,163,785 $ – $ 22,107,028
Other Financial Instruments
†
Currency Contracts – 3,638 – 3,638
Total Assets $ 10,943,243 $ 11,167,423 $ – $ 22,110,666
Liabilities
Other Financial Instruments
†
Currency Contracts – (1,272) – (1,272)
Total Liabilities $ – $ (1,272) $ – $ (1,272)
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Airlines $ – $ 51,671 $ – $ 51,671
Apparel Manufacturers – 11,998 – 11,998
Athletic Footwear – 11,343 – 11,343
Audio/Video Products – 33,471 – 33,471
Automotive - Cars & Light
Trucks – 10,065 – 10,065
Automotive/Truck Parts &
Equipment - Replacement – 382,478 – 382,478
Batteries/Battery Systems – 150,919 – 150,919

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund (continued)
Investments in Securities*
(continued)
Broadcast Service/Program $ – $ 7,548 $ – $ 7,548
Building - Heavy
Construction – 17,060 – 17,060
Building & Construction
Products - Miscellaneous – 27,808 – 27,808
Building Products - Cement – 159,074 – 159,074
Casino Hotels – 18,665 – 18,665
Chemicals - Diversified – 11,500 – 11,500
Chemicals - Fibers – 8,781 – 8,781
Chemicals - Specialty – 28,160 – 28,160
Coal – 29,289 – 29,289
Commercial Banks Non-US – 296,048 – 296,048
Computers - Integrated
System – 14,456 – 14,456
Consumer Products
- Miscellaneous – 92 – 92
Diversified Banking
Institution 349,950 – – 349,950
Diversified Financial
Services – 37,019 – 37,019
E-Commerce/Products 390,417 – – 390,417
E-Commerce/Services – 22,818 – 22,818
Electronic Components
- Miscellaneous – 220,081 – 220,081
Engineering/R&D Services – 295,826 – 295,826
Enterprise Software/
Services – 21,919 – 21,919
Entertainment Software – 12,882 – 12,882
Finance - Consumer Loans 74,480 – – 74,480
Finance - Investment
Banker/Broker – 15,828 – 15,828
Food - Dairy Products – 260,751 – 260,751
Food - Miscellaneous/
Diversified – 1,342,308 – 1,342,308
Gas - Distribution – 37,292 – 37,292
Internet Content - Info 916,440 – – 916,440
Life/Health Insurance – 313,672 – 313,672
Medical - Drugs – 622,804 – 622,804
Multi-line Insurance – 787,550 – 787,550
Multimedia – 204,517 – 204,517
Non-Ferrous Metals – – 0 0
Oil Companies - Exploration
& Production – 24,304 – 24,304
Oil Field Machinery &
Equipment – 7,177 – 7,177

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2020 through June 30, 2020:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund (continued)
Investments in Securities*
(continued)
Real Estate Operating/
Development $ – $ 2,818,506 $ – $ 2,818,506
Reinsurance – 9,221 – 9,221
Retail - Apparel/Shoe – 364,955 – 364,955
Schools – 227,173 – 227,173
Semiconductor Components
- Integrated Circuit – 417,894 – 417,894
Tobacco – 12,914 – 12,914
Transport Support Services – 11,998 – 11,998
Right – – 0 0
Exchange Traded Fund 338,844 – – 338,844
Investments, at Value $ 2,070,131 $ 9,359,835 $ 0 $ 11,429,966
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.
Common
Stocks Warrants Total
Global Luxury Goods Fund
Beginning Balance 12/31/19 $ 295,258 $ 0 $ 295,258
Net change in unrealized appreciation (depreciation) (220,270) — (220,270)
Ending Balance 06/30/20 $ 74,988 0 $ 74,988
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/20
(1)
$ (220,270) $ — $ (220,270)
Common
Stocks Total
Global Resources Fund
Beginning Balance 12/31/19 $ 3,806,959 $ 3,806,959
Net change in unrealized appreciation (depreciation) (3,035,987) (3,035,987)
Ending Balance 06/30/20 $ 770,972 $ 770,972
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/20
(1)
$ (3,035,987) $ (3,035,987)

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

Significant unobservable inputs developed by the Valuation Committee (“Valuation
Committee”) for Level 3 investments held at period end are as follows:
Common
Stock Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/19 $ 599,462 $ 0 $ 599,462
Transfers into Level 3 49,720 — 49,720
Transfers out of Level 3 (355,290) — (355,290)
Net change in unrealized appreciation (depreciation) (222,641) 0 (222,641)
Ending Balance 06/30/20 $ 71,251 $ 0 $ 71,251
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/20
(1)
$ (222,641) $ 0 $ (222,641)
Common
Stocks Total
Gold and Precious Metals Fund
Beginning Balance 12/31/19 $ 35,087 $ 35,087
Transfers out of Level 3 (69,199) (69,199)
Net change in unrealized appreciation (depreciation) 34,112 34,112
Ending Balance 06/30/20 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/20
(1)
$ 34,112 $ 34,112
Common
Stocks
China Region Fund
Beginning Balance 12/31/19 $ 0
Transfers into Level 3 0
Ending Balance 06/30/20 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/20
(1)
$ —
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at June 30, 2020.
Fair Value at
06/30/20
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities
Common Stocks 58,780 Market Transaction
(1)
Discount 30% - 100% discount
(84% discount)
Common Stocks 16,208 Method of Comparables
Pricing
(2)
Multiples 8.4 – 33.3 (14.6)
Warrants 0 Market Transaction
(1)
Discount 0%
Global Resources Fund
Investments in Securities
Common Stocks 488,117 Market Transaction
(1)
Discount 30% - 100% discount
(99% discount)
Common Stocks 282,855 Method of Comparables
Pricing
(2)
Multiples 8.4 – 33.3 (14.6)

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2020.
Fair Value at
06/30/20
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
World Precious Minerals Fund
Investments in Securities
Common Stocks 71,251 Market Transaction
(1)
Discount 30% - 100% discount
(98% discount)
Warrants 0 Market Transaction
(1)
Discount 100%
Gold and Precious Metals Fund
Investments in Securities
Common Stocks 0 Market Transaction
(1)
Discount 100%
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
China Region Fund
Investments in Securities
Common Stocks 0 Market Transaction
(1)
Discount 100%
Right 0 Market Transaction
(1)
Discount 0%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
(2)
The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2019 Additions Reductions June 30, 2020
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

At June 30, 2020, the value of investments in affiliated companies was $0, representing 0.00%
of net assets, and the total cost was $27,968,676.
Values of Affiliated Companies
Global Resources
Fund
December
31, 2019
Purchases
Cost
Sales
Proceeds
June 30,
2020 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ – $ –
Pacific Green
Energy Corp. 0 — — 0 — – –
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2019 Additions Reductions June 30, 2020
Argo Gold, Inc. 2,967,500 — (2,967,500) —
(a)
Barksdale Resources Corp. 2,750,000 — — 2,750,000
Barsele Minerals Corp. 7,500,000 150,000 — 7,650,000
Chakana Copper Corp. 4,750,000 — — 4,750,000
CopperBank Resources Corp. 22,979,418 194,582 — 23,174,000
Dolly Varden Silver Corp. 9,132,000 200,000 (1,159,000) 8,173,000
Fremont Gold, Ltd. 4,000,000 — — 4,000,000
(a)
Mammoth Resources Corp. 2,171,200 1,500,000 — 3,671,200
Orex Minerals, Inc. 6,150,000 1,000,000 — 7,150,000
Polarx , Ltd. 33,653,968 4,510,000 — 38,163,968
Radisson Mining Resources, Inc. 8,500,000 — — 8,500,000
(a)
Silver Viper Minerals Corp 3,000,000 100,000 — 3,100,000
(a)
TriStar Gold, Inc. 31,150,000 — (650,000) 30,500,000
VR Resources, Ltd. 3,000,000 — — 3,000,000
(a)
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2019
Purchases
Cost
Sales
Proceeds
June 30,
2020 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Argo Gold, Inc. $ 262,803 $ — $ (232,321) $ —
(a)
$ — $ (151,439) $ 120,957
Barksdale
Resources Corp. 783,566 — — 668,459 — – (115,107)
Barsele Minerals
Corp. 2,887,836 21,592 — 1,972,230 — – (937,198)
Chakana Copper
Corp. 896,192 — — 734,753 — – (161,439)
CopperBank
Resources Corp. 796,330 — — 853,491 — – 57,161
Dolly Varden Silver
Corp. 2,250,387 44,898 (525,507) 4,093,724 — (248,603) 2,572,549
Fremont Gold, Ltd. 231,027 — — 324,101
(a)
— – 93,074
Mammoth
Resources Corp. 54,341 38,566 — 87,886 — – (5,021)
Orex Minerals, Inc. 663,047 59,834 — 579,331 — – (143,550)
Polarx , Ltd. 1,205,418 118,329 — 903,647 — – (420,100)

Notes to Portfolios of Investments (
unaudited
)
June 30, 2020

At June 30, 2020, the value of investments in affiliated companies was $17,644,331, representing 20.21% of net assets, and the total cost was $18,612,765.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of June 30, 2020, the total cost of restricted securities was $426,625, and the total value was $16,208, representing 0.06% of net assets.
As of June 30, 2020, the total cost of restricted securities was $7,473,544, and the total value was
$403,596, representing 0.88% of net assets.
World Precious
Minerals Fund
(cont’d)
December
31, 2019
Purchases
Cost
Sales
Proceeds
June 30,
2020 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Radisson Mining
Resources, Inc. 1,407,339 — — 1,690,483
(a)
— – 283,144
Silver Viper
Minerals Corp. 646,875 22,127 — 913,377
(a)
— – 244,375
TriStar Gold, Inc. $ 4,557,776 $ 52,138 $ (397,844) $ 7,750,810 $ — $ (182,417) $ 3,721,157
VR Resources, Ltd. 854,800 — — 673,983
(a)
— – (180,817)
(a) At June 30, 2020, the company was no longer defined as an affiliate, although it was an affiliate company during the period.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00

Statements of Assets and Liabilities (unaudited)

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
Investments, at identified cost $ 32,270,051
Assets
Investments, at value:
Securities of unaffiliated issuers $ 32,317,988
Cash 9,632,307
Receivables:
Dividends and interest 31,730
Capital shares sold 4,742
Investments sold –
From adviser 4,735
Prepaid expenses 15,542
Total Assets 42,007,044
Liabilities
Due to custodian –
Payables:
Capital shares redeemed 679,733
Distributions payable 985
Investments purchased –
Accrued expenses and other payables:
Adviser –
Administration and Transfer Agent fees 9,786
Trustees 27
Other expenses 16,233
Total Liabilities 706,764
Net Assets $ 41,300,280
Net Assets Consist of:
Paid-in capital $ 41,217,097
Distributable earnings 83,183
Net assets applicable to capital shares outstanding $ 41,300,280
By share class
Net Assets
Investor Class $ 41,300,280
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 20,635,920
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 2.00

June 30, 2020

Near-Term Tax Free Fund All American Equity Fund Global Luxury Goods Fund
$ 35,494,538 $ 9,300,842 $ 19,776,463
$ 36,181,020 $ 9,580,669 $ 19,797,601
4,842,788 1,845,286 734,968
337,578 8,330 15,633
56,565 1,119 1,738
– 363,671 16,310,429
6,855 3,034 –
16,254 16,376 16,227
41,441,060 11,818,485 36,876,596
– – –
28,283 5,444 –
2,543 – –
– 34,228 8,384,733
– – 10,117
7,845 3,231 5,879
61 14 33
19,027 13,480 16,073
57,759 56,397 8,416,835
$ 41,383,301 $ 11,762,088 $ 28,459,761
$ 41,887,174 $ 13,051,889 $ 32,532,310
(503,873) (1,289,801) (4,072,549)
$ 41,383,301 $ 11,762,088 $ 28,459,761
$ 41,383,301 $ 11,762,088 $ 28,459,761
18,439,814 527,828 1,878,518
$ 2.24 $ 22.28 $ 15.15

Statements of Assets and Liabilities (unaudited)

See accompanying notes to financial statements.
Global Resources Fund
Investments, at identified cost $ 95,533,474
Assets
Investments, at value:
Securities of unaffiliated issuers $ 44,537,783
Securities of affiliated issuers –
Cash –
Unrealized gain on forward foreign currency contracts –
Foreign currencies (Cost $928,887, $144,953, $656,714, $185,573 and $8,219) 952,975
Receivables:
Dividends and interest 161,138
Capital shares sold 4,435
Investments sold 763,378
Prepaid expenses 21,485
Total Assets 46,441,194
Liabilities
Unrealized loss on forward foreign currency contracts –
Due to custodian 274,884
Payables:
Capital shares redeemed 16,083
Investments purchased 183,856
Foreign capital gains tax payable –
Accrued expenses and other payables:
Adviser 38,262
Administration and Transfer Agent fees 9,364
Trustees 44
Other expenses 30,213
Total Liabilities 552,706
Net Assets $ 45,888,488
Net Assets Consist of:
Paid-in capital $ 333,234,706
Distributable earnings (287,346,218)
Net assets applicable to capital shares outstanding $ 45,888,488
By share class
Net Assets
Investor Class $ 45,888,488
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 11,036,326
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 4.16

June 30, 2020

World Precious
Minerals Fund
Gold and Precious
Metals Fund Emerging Europe Fund China Region Fund
$ 100,788,227 $ 84,830,698 $ 21,049,015 $ 9,788,465
$ 62,471,999 $ 127,163,843 $ 22,107,028 $ 11,429,966
17,644,331 – – –
5,035,558 5,139,715 1,572,663 1,265,220
– – 3,638 –
146,501 658,823 185,288 8,220
3,589 69,561 88,055 88,986
711,446 588,240 2,001 137
1,824,419 – – –
27,405 33,429 17,997 14,506
87,865,248 133,653,611 23,976,670 12,807,035
– – 1,272 –
– – – –
6,284 114,665 12,138 438
482,115 115,720 – 130,926
– – 3,809 –
33,355 67,846 17,307 7,007
16,809 22,575 3,678 5,539
81 151 19 15
37,224 52,869 28,788 26,354
575,868 373,826 67,011 170,279
$ 87,289,380 $ 133,279,785 $ 23,909,659 $ 12,636,756
$ 436,458,180 $ 173,687,434 $ 48,640,774 $ 12,229,532
(349,168,800) (40,407,649) (24,731,115) 407,224
$ 87,289,380 $ 133,279,785 $ 23,909,659 $ 12,636,756
$ 87,289,380 $ 133,279,785 $ 23,909,659 $ 12,636,756
21,796,367 11,621,958 4,203,997 1,444,246
$ 4.00 $ 11.47 $ 5.69 $ 8.75

Statements of Operations (unaudited)

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-Short
Bond Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ 17,327
Foreign tax withheld on dividends –
Net dividends 17,327
Interest and other 211,769
Total income
229,096
Expenses:
Management fee 104,738
Administrative services fee 39,953
Distribution plan fee –
Transfer agent fees and expenses 17,093
Professional fees 14,455
Custodian fees 2,922
Shareholder reporting expenses 6,462
Registration fees 10,367
Trustee fees and expenses 2,831
Chief compliance officer fees 2,798
Miscellaneous expenses 17,135
Total expenses before reductions 218,754
Expenses offset - Note 1 H
–
Expenses reimbursed - Note 3
(124,489)
Net expenses 94,265
Net Investment  Income (Loss) 134,831
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
16,166
Foreign currency transactions
–
Written options
–
Net realized gain (loss)
16,166
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
35,751
Other assets and liabilities denominated in foreign currencies
–
Net change in unrealized appreciation (depreciation) 35,751
Net Realized and Unrealized Gain (Loss) on Investments 51,917
Net Increase (Decrease) In Net Assets Resulting From Operations
$ 186,748

For the Six Months Ended June 30, 2020

Near-Term Tax Free Fund All American Equity Fund Global Luxury Goods Fund
$ 39,913 $ 106,369 $ 154,524
– (269) (281)
39,913 106,100 154,243
298,919 19,637 50,072
338,832 125,737 204,315
103,000 32,047 106,314
39,233 23,887 36,488
– 15,268 37,215
10,841 10,244 11,498
14,188 10,814 11,237
944 2,226 2,750
6,335 4,088 5,900
9,485 9,231 8,941
2,852 1,835 2,477
2,749 815 1,985
31,196 8,391 14,699
220,823 118,846 239,504
(2,703) (573) (1,927)
(125,419) (5,263) –
92,701 113,010 237,577
246,131 12,727 (33,262)
11,455 (1,195,268) (3,767,758)
– 789 (1,562)
– (153,688) (180,748)
11,455 (1,348,167) (3,950,068)
362,205 (698,561) (85,756)
– (342) 3
362,205 (698,903) (85,753)
373,660 (2,047,070) (4,035,821)
$ 619,791 $ (2,034,343) $ (4,069,083)

Statements of Operations (unaudited)

See accompanying notes to financial statements.
Global Resources Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ 574,281
Foreign tax withheld on dividends (80,129)
Net dividends 494,152
Interest and other 89,621
Total income
583,773
Expenses:
Management fee 221,486
Administrative services fee 49,929
Distribution plan fee 55,494
Transfer agent fees and expenses 24,773
Professional fees 13,544
Custodian fees 11,820
Shareholder reporting expenses 7,521
Registration fees 8,419
Trustee fees and expenses 3,017
Chief compliance officer fees 2,960
Miscellaneous expenses 39,954
Total expenses before reductions 438,917
Expenses offset - Note 1 H
(7,119)
Expenses reimbursed - Note 3
(7,253)
Net expenses 424,545
Net Investment  Income (Loss) 159,228
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
(2,575,667)
Securities from affiliated issuers
–
Foreign currency transactions
(47,063)
Foreign capital gains taxes
–
Net realized gain (loss)
(2,622,730)
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
(3,478,284)
Investments in affiliated issuers
140,346
Other assets and liabilities denominated in foreign currencies
(2,005)
Deferred foreign capital gains taxes
–
Net change in unrealized appreciation (depreciation) (3,339,943)
Net Realized and Unrealized Gain (Loss) on Investments (5,962,673)
Net Increase (Decrease) In Net Assets Resulting From Operations
$ (5,803,445)

For the Six Months Ended June 30, 2020

World Precious
Minerals Fund
Gold and Precious
Metals Fund Emerging Europe Fund China Region Fund
$ 2,577 $ 331,801 $ 309,483 $ 177,379
(314) (54,521) (67,011) (5,814)
2,263 277,280 242,472 171,565
– 136,999 – –
2,263 414,279 242,472 171,565
250,693 416,224 168,331 94,748
66,369 95,505 38,027 34,672
84,749 140,289 33,666 16,002
35,332 35,996 10,226 10,721
16,318 18,582 13,361 13,598
9,495 11,695 20,219 7,305
9,983 13,156 7,729 5,216
9,885 10,877 8,582 9,137
3,903 5,595 2,371 1,844
4,519 7,458 1,794 854
40,637 59,961 46,507 32,065
531,883 815,338 350,813 226,162
(3,146) (13,348) (1,666) (874)
– – (7,863) (47,328)
528,737 801,990 341,284 177,960
(526,474) (387,711) (98,812) (6,395)
(144,152) 8,460,835 (3,225,150) 382,810
(582,458) – – –
(27,250) (30,940) 104,877 (2,856)
– – (3,208) –
(753,860) 8,429,895 (3,123,481) 379,954
12,672,126 7,397,957 (5,858,650) (993,130)
3,836,372 – – –
5,809 5,545 12,447 16
– – 22,400 115
16,514,307 7,403,502 (5,823,803) (992,999)
15,760,447 15,833,397 (8,947,284) (613,045)
$ 15,233,973 $ 15,445,686 $ (9,046,096) $ (619,440)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
For the Six Months
Ended
June 30, 2020
Year Ended
December 31,
2019
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income $ 134,831 $ 674,341
Net realized gain (loss) 16,166 19,110
Net change in unrealized appreciation (depreciation) 35,751 32,331
Net increase (decrease) in net assets from operations 186,748 725,782
Distributions to shareholders
Investor Class (134,835) (679,210)
Total distributions paid (134,835) (679,210)
From capital share transactions:
Proceeds from shares sold
Investor Class 6,430,085 8,427,240
Distributions reinvested
Investor Class 116,164 565,812
6,546,249 8,993,052
Cost of shares redeemed
Investor Class (7,978,385) (13,649,538)
Net decrease in net assets from capital
share transactions (1,432,136) (4,656,486)
Net Increase (Decrease) in Net Assets (1,380,223) (4,609,914)
Net Assets
Beginning of period 42,680,503 47,290,417
End of period $ 41,300,280 $ 42,680,503
Capital Share Activity
Investor Class
Shares sold 3,214,692 4,213,619
Shares reinvested 58,079 282,906
Shares redeemed (3,989,192) (6,824,769)
Net capital share activity (716,421) (2,328,244)

Near-Term Tax Free Fund All American Equity Fund
For the Six Months
Ended
June 30, 2020
Year Ended
December 31,
2019
For the Six Months
Ended
June 30, 2020
Year Ended
December 31,
2019
(Unaudited) (Unaudited)
$ 246,131 $ 571,904 $ 12,727 $ 68,655
11,455 2,599 (1,348,167) (280,734)
362,205 516,405 (698,903) 2,630,846
619,791 1,090,908 (2,034,343) 2,418,767
(246,139) (571,900) – (266,283)
(246,139) (571,900) – (266,283)
6,412,554 13,722,309 729,093 2,304,588
229,462 537,128 – 252,891
6,642,016 14,259,437 729,093 2,557,479
(8,693,062) (21,631,365) (1,094,562) (4,183,899)
(2,051,046) (7,371,928) (365,469) (1,626,420)
(1,677,394) (6,852,920) (2,399,812) 526,064
43,060,695 49,913,615 14,161,900 13,635,836
$ 41,383,301 $ 43,060,695 $ 11,762,088 $ 14,161,900
2,871,321 6,199,907 31,825 91,833
102,728 242,661 – 9,791
(3,929,546) (9,781,002) (48,160) (169,071)
(955,497) (3,338,434) (16,335) (67,447)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Global Luxury Goods Fund
For the Six Months
Ended
June 30, 2020
Year Ended
December 31,
2019
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income (loss) $ (33,262) $ (49,057)
Net realized gain (loss) (3,950,068) 1,093,775
Net change in unrealized appreciation (depreciation) (85,753) 3,508,230
Net increase (decrease) in net assets from operations (4,069,083) 4,552,948
Distributions to shareholders
Investor Class – (796,931)
Total distributions paid – (796,931)
From capital share transactions:
Proceeds from shares sold
Investor Class 1,209,267 1,376,434
Distributions reinvested
Investor Class 3,472 762,742
1,212,739 2,139,176
Cost of shares redeemed
Investor Class (3,759,527) (4,667,084)
Net decrease in net assets from capital
share transactions (2,546,788) (2,527,908)
Net Increase (Decrease) in Net Assets (6,615,871) 1,228,109
Net Assets
Beginning of period 35,075,632 33,847,523
End of period $ 28,459,761 $ 35,075,632
Capital Share Activity
Investor Class
Shares sold 83,126 81,807
Shares reinvested 232 44,798
Shares redeemed (257,842) (277,604)
Net capital share activity (174,484) (150,999)

Global Resources Fund World Precious Minerals Fund
For the Six Months
Ended
June 30, 2020
Year Ended
December 31,
2019
For the Six Months
Ended
June 30, 2020
Year Ended
December 31,
2019
(Unaudited) (Unaudited)
$ 159,228 $ 1,251,784 $ (526,474) $ (951,774)
(2,622,730) (17,291,205) (753,860) (8,603,583)
(3,339,943) 20,736,392 16,514,307 24,383,201
(5,803,445) 4,696,971 15,233,973 14,827,844
– (1,052,138) – –
– (1,052,138) – –
2,892,923 1,507,996 16,463,458 22,615,895
– 1,010,475 – 838
2,892,923 2,519,899 16,463,458 22,708,150
(6,940,054) (11,117,069) (20,226,481) (30,772,119)
(4,047,131) (8,827,154) (3,763,023) (9,870,301)
(9,850,576) (5,182,321) 11,470,950 4,957,543
55,739,064 60,921,385 75,818,430 70,860,887
$ 45,888,488 $ 55,739,064 $ 87,289,380 $ 75,818,430
715,713 337,955 5,717,945 7,722,855
– 225,552 – 332
(1,764,962) (2,491,594) (6,832,685) (10,416,926)
(1,049,249) (1,928,087) (1,114,740) (2,693,739)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Gold and Precious Metals Fund
For the Six Months
Ended
June 30, 2020
Year Ended
December 31,
2019
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income (loss) $ (387,711) $ (910,073)
Net realized gain (loss) 8,429,895 3,869,904
Net change in unrealized appreciation (depreciation) 7,403,502 39,763,655
Net increase (decrease) in net assets from operations 15,445,686 42,723,486
Distributions to shareholders
Investor Class – –
Total distributions paid – –
From capital share transactions:
Proceeds from shares sold
Investor Class 39,373,617 66,317,251
Distributions reinvested
Investor Class – 52
39,373,617 66,317,303
Cost of shares redeemed
Investor Class (45,116,824) (71,569,873)
Net decrease in net assets from capital
share transactions (5,743,207) (5,252,570)
Net Increase (Decrease) in Net Assets 9,702,479 37,470,916
Net Assets
Beginning of period 123,577,306 86,106,390
End of period $ 133,279,785 $ 123,577,306
Capital Share Activity
Investor Class
Shares sold 4,369,509 8,142,997
Shares reinvested – 8
Shares redeemed (4,935,672) (8,802,179)
Net capital share activity (566,163) (659,174)

Emerging Europe Fund China Region Fund
For the Six Months
Ended
June 30, 2020
Year Ended
December 31,
2019
For the Six Months
Ended
June 30, 2020
Year Ended
December 31,
2019
(Unaudited) (Unaudited)
$ (98,812) $ 1,018,619 $ (6,395) $ 112,692
(3,123,481) (1,407,903) 379,954 (1,215,597)
(5,823,803) 9,037,417 (992,999) 3,903,142
(9,046,096) 8,648,133 (619,440) 2,800,237
– (692,722) – (165,230)
– (692,722) – (165,230)
1,160,421 2,969,604 253,251 1,847,482
– 668,067 – 152,820
1,160,421 3,637,671 253,251 2,000,302
(4,657,491) (6,290,279) (1,455,851) (3,429,396)
(3,497,070) (2,652,608) (1,202,600) (1,429,094)
(12,543,166) 5,302,803 (1,822,040) 1,205,913
36,452,825 31,150,022 14,458,796 13,252,883
$ 23,909,659 $ 36,452,825 $ 12,636,756 $ 14,458,796
206,307 415,082 29,637 213,730
– 88,486 – 16,949
(738,842) (912,769) (171,103) (398,326)
(532,535) (409,201) (141,466) (167,647)

Notes to Financial Statements (
unaudited
)
June 30, 2020

1: Organization and Significant Accounting Policies
U.S. Global Investors Funds (“Trust”), consisting of the nine separate funds (“Funds”)
included in this report, is organized as a Delaware statutory trust. Each Fund is an open-
end management investment company registered under the Investment Company Act of
1940, as amended, and follows the specialized accounting and reporting guidance in FASB
Accounting Standards Codiﬁcation Topic 946. All Funds are diversiﬁed with the exception of World Precious Minerals, Gold and Precious Metals, Emerging Europe and China
Region. A nondiversiﬁed fund may invest a greater percentage of its assets in a particular issuer in comparison to a diversiﬁed fund.
On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World
Precious Minerals Fund were liquidated and terminated pursuant to a Board approved
Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.
Effective July 1, 2020, the Holmes Macro Trends Fund changed its name to Global Luxury
Goods Fund. The Fund also changed its investment strategy on July 1, 2020. Prior to that date, the Fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies.
Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
The following is a summary of signiﬁcant accounting policies consistently followed by the
Funds in the preparation of their ﬁnancial statements. The policies are in conformity with
U.S. generally accepted accounting principles.
A. Security Valuations
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Valuation Committee determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.
B. Cash-Concentration in Uninsured Account
For cash management purposes the Funds may concentrate cash with the Funds’ custodian.
As of June 30, 2020, The U.S. Government Securities Ultra-Short Bond Fund, Near-Term
Tax Free Fund, All American Equity Fund, Global Luxury Goods Fund, World Precious
Minerals Fund, Gold and Precious Metals Fund, Emerging Europe Fund and China Region
Fund held $9,632,307, $4,842,788, $1,845,286, $734,968, $5,035,558, $5,139,715,
$1,572,663, and $1,265,220, respectively, as cash reserves at Brown Brothers Harriman
& Co. (BBH).

Notes to Financial Statements (
unaudited
)
June 30, 2020

C. Fair Valued Securities
Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Valuation
Committee of U.S. Global Investors, Inc. (Adviser), under policies and procedures established by the Trust’s Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer,
ﬁnancial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Trust’s Board of Trustees.
For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a
Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.
D. Security Transactions and Investment Income
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identiﬁed cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has conﬁrmed the ex-dividend date.
Interest income, which may include original issue discount, is recorded on an accrual basis.
Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.
The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.
E. Foreign Currency Transactions
Some Funds may invest in securities of foreign issuers. The accounting records of these
Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The

Notes to Financial Statements (
unaudited
)
June 30, 2020

effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.
F. Federal Income Taxes
The Funds intend to continue to comply with the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.
The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years or expected to be taken in 2019 tax returns. The Funds
ﬁle U.S. federal and excise tax returns as required. The Funds’ 2016, 2017, 2018 and 2019
(when ﬁled) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.
G. Dividends and Distributions to Shareholders
The Funds record dividends and distributions to shareholders on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassiﬁcations related to permanent book and tax basis differences are made within the
Funds’ capital accounts to reﬂect income and gains available for distribution under income tax regulations.
The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the
Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and proﬁts distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes. Differences in per share dividend rates for multiclass funds generally result from the relative weightings of pro rata income allocations and from differences in separate class expenses.
H. Expenses
Fund speciﬁc expenses are allocated to that Fund and pro rata across share classes. Expenses that are not fund speciﬁc are allocated among Funds and pro rata across share classes. Class speciﬁc expenses (including, but not limited to, distribution plan fees, if any, a portion of the administrative services fees, transfer agency fees and expenses, shareholder reporting expenses and certain legal and registration fees) are allocated to the class that incurs such expense. Except for the U.S. Government Securities Ultra-Short Bond Fund, expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of
Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.

Notes to Financial Statements (
unaudited
)
June 30, 2020

I. Use of Estimates in Financial Statement Preparation
The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
2: Financial Derivative Instruments
A. Options Contracts
Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as ﬂuctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.
Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and
Liabilities as an investment and subsequently marked to market to reﬂect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.
The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).
Writing (selling) a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reﬂect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium.
A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Notes to Financial Statements (
unaudited
)
June 30, 2020

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired.
An inability to close out its options positions may reduce a Fund’s anticipated proﬁts or increase its losses.
As of June 30, 2020, there were no securities held in escrow by the custodian as cover for call options written.
B. Forward Foreign Currency Contracts
The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency ﬂuctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Open forward foreign currency contracts as of June 30, 2020, were as follows:
C. Summary of Derivative Instruments
The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of June 30, 2020:
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at June
30, 2020
Net Unrealized
Appreciation
(Depreciation)
Emerging
Europe
Fund
Brown Brothers
Harriman & Co. TRY 9,000,000 USD 1,311,992 7/13/2020 $ 1,308,706 $ 3,286
Brown Brothers
Harriman & Co. EUR 1,500,000 USD 1,684,875 7/23/2020 1,686,147 (1,272)
Brown Brothers
Harriman & Co. TRY 6,000,000 USD 869,137 7/29/2020 868,785 352
Location
Global
Resources Fund
World Precious
Minerals Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 1,270,500 $ 1,731,375
Total $ 1,270,500 $ 1,731,375

Notes to Financial Statements (
unaudited
)
June 30, 2020

The following is a summary of the effect of derivative instruments on the Statements of
Operations as of June 30, 2020:
Location
Gold and
Precious Metals
Fund
Emerging
Europe Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 4,415,125 $ 59,000
Unrealized gain on forward foreign currency contracts – Currency contract risk – 3,638
Liability derivatives
Unrealized loss on forward foreign currency contracts – Currency contract risk $ – $ (1,272)
Total $ 4,415,125 $ 61,366
Location
All American
Equity Fund
Global Luxury
Goods Fund
Global
Resources
Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ (179,921) $ (652,432) $ (97,738)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk – – –
Realized gain (loss) from written options – Equity risk (153,688) (180,748) 0
(333,609) (833,180) (97,738)
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options – Equity risk 333,209 832,180 719,624
Net change in unrealized gain (loss) from foreign currency
transactions – Currency contract risk
333,209 832,180 719,624
Total $ (400) $ (1,000) $ 621,886

Notes to Financial Statements (
unaudited
)
June 30, 2020

The total value of transactions in written options, purchased options and forward currency contracts outstanding during the period ended June 30, 2020, were approximately as follows:
Location
World Precious
Minerals Fund
Gold and
Precious
Metals Fund
Emerging
Europe Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ – $ – $ (22,332)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk – – 110,702
– – 88,370
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options – Equity risk 969,446 2,888,629 (12,041)
Net change in unrealized gain (loss) from foreign currency
transactions
Foreign exchange contracts – Currency contract risk – – 2,366
969,446 2,888,629 (9,675)
Total $ 969,446 $ 2,888,629 $ 78,695
Fund Purchased Options
Forward Currency
Contracts
All American Equity Fund $ 287,300 $ –
Global Luxury Goods Fund 377,740 –
Global Resources Fund 366,840 –
World Precious Minerals Fund 339,929 –
Gold and Precious Metals Fund 893,496 –
Emerging Europe Fund 102,877 19,251,775

Notes to Financial Statements (
unaudited
)
June 30, 2020

Asset (Liability) amounts shown in the table below represent amounts for derivative related instruments at June 30, 2020. These amounts may be collateralized by cash or financial instruments.
3: Investment Advisory and Other Agreements
The Adviser, under an investment advisory agreement with the Trust in effect through
October 1, 2020, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to each
Fund’s investment objectives, policies and limitations.
For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Global Resources
Assets:
Over-the-counter
derivatives $ 1,270,500 $ – $ – $ 1,270,500
World Precious Minerals
Assets:
Over-the-counter
derivatives 1,731,375 – – 1,731,375
Gold and Precious Metals
Assets:
Over-the-counter
derivatives 4,415,125 – – 4,415,125
Emerging Europe
Assets:
Over-the-counter
derivatives 62,638 – – 62,638
Liabilities:
Over-the-counter
derivatives (1,272) – – (1,272)
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
Fund
Average Percentage of
Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond .50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free .50%
All American Equity .80% of the first $500,000,000 and .75% of the excess
Global Luxury Goods 1.00%

Notes to Financial Statements (
unaudited
)
June 30, 2020

The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:
No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.
The amounts shown as Management fee on the Statements of Operations reﬂects the base fee plus/minus any performance adjustment. During the period ended June 30, 2020, the
Funds recorded performance adjustments as follows:
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings,
LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a
Chief Compliance Officer and and Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain
Fund
Average Percentage of
Average Daily Net Assets
Global Resources .95% of the first $500,000,000; .90% of $500,000,001 to
$1,000,000,000 and .85% of the excess
World Precious Minerals 1.00% of the first $500,000,000; .95% of $500,000,001 to
$1,000,000,000 and .90% of the excess
Gold and Precious Metals .90% of the first $500,000,000 and .85% of the excess
Emerging Europe 1.25%
China Region 1.25%
Fund Benchmark Index
All American Equity S&P 500 Index
Global Luxury Goods S&P Composite 1500 Index (S&P Global Luxury Index
effective July 1, 2020)
Global Resources S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals NYSE Arca Gold Miners Index
Gold and Precious Metals FTSE Gold Mines Index
Emerging Europe MSCI Emerging Markets Europe 10/40 Index (Net Total
Return)
China Region Hang Seng Composite Index
Fund
Investor Class
Performance Fee
Adjustment
All American Equity $ (16,809)
Global Luxury Goods (42,545)
Global Resources 10,610
World Precious Minerals (88,304)
Gold and Precious Metals (88,816)
China Region 14,737

Notes to Financial Statements (
unaudited
)
June 30, 2020

shareholder report production and EDGAR conversion and filing services. Pursuant to an
Apex services agreement, each Fund pays Apex customary fees for its services.
The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, All American
Equity, Global Luxury Goods, Global Resources, World Precious Minerals, Gold and
Precious Metals, Emerging Europe and China Region Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each Fund for administrative services provided, of which half is a fund-level fee and half is a class-level fee.
The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.
The Adviser has voluntarily agreed to reimburse speciﬁc funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the year ended June 30, 2020, were limited as follows: U.S. Government Securities
Ultra-Short Bond Fund at 0.45%, All American Equity Fund and Global Luxury Goods
Fund at 2.20%, Global Resources, World Precious Minerals, and Gold and Precious Metals
Funds at 1.90%, Emerging Europe Fund at 2.85% and China Region Fund at 2.55%. These
expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.
The Adviser has contractually limited the total operating expenses of the Near- Term Tax
Free Fund at 0.45% on an annualized basis through April 30, 2021.
Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.
Brown Brothers Harriman & Co. (BBH) serves as the custodian.
Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.
4: Investments
Cost of purchases and proceeds from sales of long-term securities for the period ended
June 30, 2020, are summarized as follows:
Fund Purchases Sales
U.S. Government Securities Ultra-Short Bond $ 25,313,247 $ 32,281,755
Near-Term Tax Free – 5,983,126
All American Equity 15,138,732 17,384,370
Global Luxury Goods 37,796,620 47,687,828
Global Resources 24,135,780 25,463,988
World Precious Minerals 8,634,039 20,134,732
Gold and Precious Metals 26,526,252 30,759,400
Emerging Europe 17,481,450 21,568,309
China Region 4,688,697 7,115,355

Notes to Financial Statements (
unaudited
)
June 30, 2020

5: Tax Information
The following table presents the income tax basis of securities owned at June 30, 2020, and the tax basis components of net unrealized appreciation (depreciation):
As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:
The differences between book-basis and tax-basis unrealized appreciation (depreciation)
for All American Equity, Global Luxury Goods, Global Resources, World Precious
Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds are
attributable primarily to the tax deferral of losses on wash sales, investment in passive
Fund Aggregate Tax Cost
Gross
Unrealized
Appreciation
Gross
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Government Securities
Ultra-Short Bond $ 32,270,051 $ 47,937 $ – $ 47,937
Near-Term Tax Free 35,494,538 695,64 1 (9,159) 686,48 2
All American Equity 9,300,842 663,178 (383,351) 279,827
Global Luxury Goods 19,776,463 1,647,252 (1,626,114) 21,138
Global Resources 95,533,474 8,199,318 (59,195,009) (50,995,691)
World Precious Minerals 100,788,227 27,150,683 (47,822,580) (20,671,897)
Gold and Precious Metals 84,830,698 50,479,461 (8,146,316) 42,333,145
Emerging Europe 21,049,015 3,425,627 (2,367,614) 1,058,013
China Region 9,788,465 2,507,96 0 (866,459) 1,641,50 1
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Capital and
Other Losses
U.S. Government Securities Ultra-Short
Bond $ – $ 20,569 $ 6,118 $ –
Near-Term Tax Free – – – (1,201,802)
All American Equity – 68,652 – (289,028)
Global Luxury Goods – – – –
Global Resources – 3,361,514 – (234,676,973)
World Precious Minerals – 7,420,596 – (320,190,234)
Gold and Precious Metals – – – (89,658,145)
Emerging Europe – 869,613 – (22,862,774)
China Region – 66,170 – (1,624,457)
Fund (continued)
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences Total
U.S. Government Securities Ultra-Short Bond $ 12,186 $ (7,603) $ 31,270
Near-Term Tax Free 324,277 – (877,525)
All American Equity 964,918 – 744,542
Global Luxury Goods (3,466) – (3,466)
Global Resources (50,227,314) – (281,542,773)
World Precious Minerals (51,633,135) – (364,402,773)
Gold and Precious Metals 33,804,810 – (55,853,335)
Emerging Europe 6,308,142 – (15,685,019)
China Region 2,584,951 – 1,026,664

Notes to Financial Statements (
unaudited
)
June 30, 2020

foreign investment companies (PFIC), section 988 forward currency contracts, investments in real estate investment trusts, equity return of capital and investments in grantor trusts.
Reclassiﬁcations are made to the Funds’ capital accounts to reﬂect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.
For the year ended December 31, 2019, the Funds recorded the following reclassiﬁcations to increase (decrease) the accounts listed below:
The tax character of distributions paid during the ﬁscal year ended December 31, 2019, were as follows:
The tax character of distributions paid during the ﬁscal year ended December 31, 2018, were as follows:
Fund
Distributable
Earnings Paid in Capital
U.S. Government Securities Ultra-Short Bond $ – $ –
Near-Term Tax Free 3 (3)
All American Equity – –
Global Luxury Goods 121,753 (121,753)
Global Resources 1,010 (1,010)
World Precious Minerals – –
Gold and Precious Metals 545,717 (545,717)
Emerging Europe – –
China Region – –
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 675,524 $ 4,883 $ – $ 680,407
Near-Term Tax Free 575,290 – – – 575,290
All American Equity – 266,283 – – 266,283
Global Luxury Goods – 606,426 190,505 – 796,931
Global Resources – 1,052,138 – – 1,052,138
World Precious Minerals – – – – –
Gold and Precious Metals – – – – –
Emerging Europe – 692,722 – – 692,722
China Region – 165,230 – – 165,230
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 547,449 $ – $ – $ 547,449
Near-Term Tax Free 687,244 1,091 – – 688,335
All American Equity – 633,115 – – 633,115
Global Luxury Goods – 4,744,187 31,039 – 4,775,226
Global Resources – 2,788,594 – – 2,788,594
World Precious Minerals – 10,699,257 – – 10,699,257
Gold and Precious Metals – 1,486,190 – – 1,486,190
Emerging Europe – – – – –
China Region – 134,447 257,470 – 391,917

Notes to Financial Statements (
unaudited
)
June 30, 2020

Capital loss carryforwards may be used to off set current or future taxable capital gains.
The loss carryforwards for each Fund, as of December 31, 2019, are as follows:
During the year ended December 31, 2019, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
6: Risks of Concentrations and Foreign Investments
The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.
The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and ﬂuctuations than a portfolio representing a broader range of industries.
The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market ﬂuctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be inﬂuenced by a variety of global economic, ﬁnancial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.
The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil and gas companies are a large part of the Russian economy, and banks typically are a signiﬁcant component of emerging market economics, such as those in Russia and other Eastern European countries.
The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry.
No Expiration
Fund Short-Term Long-Term Total
U.S. Government Securities Ultra-Short Bond $ – $ – $ –
Near-Term Tax Free 675,870 525,932 1,201,802
All American Equity 245,055 43,973 289,028
Global Luxury Goods – – –
Global Resources 163,535,107 71,141,866 234,676,973
World Precious Minerals 86,588,158 233,602,076 320,190,234
Gold and Precious Metals 42,614,565 47,043,580 89,658,145
Emerging Europe 12,279,250 10,583,524 22,862,774
China Region 1,559,050 65,407 1,624,457
Fund
Near-Term Tax Free $ 2,599
Gold and Precious Metals 3,316,333

Notes to Financial Statements (
unaudited
)
June 30, 2020

The Emerging Europe Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers, including sovereign nations, and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.
The China Region Fund may be exposed to risks not typically associated with investments in the United States, due to its concentration of investments in foreign issuers in the region.
These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.
7: Credit Arrangements
Each of the Funds has an uncommitted credit facility with BBH. On April 24, 2019, the
Adviser opted to convert the committed line of credit into an uncommitted line of credit. As a result, the Adviser is no longer obligated to pay commitment fees to BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds’
custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualiﬁed assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the period ended June 30, 2020.
8: Commitments and Contingencies
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
9: Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of each Fund’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Six Months
Ended
June 30, 2020
(unaudited)
Year Ended December 31,
2019
2018
2017
2016
2015
Ratios to Average Net Assets:
Expense offset
–
–
–
–
–
–
Six Months
Ended
June 30,
2020
(unaudited)
Year Ended December 31,
2019 2018 2017 2016 2015
Net asset value, beginning
of period
$ 2.00 $ 2.00 $ 2.00 $ 2.00 $ 2.00 $ 2.00
Investment Activities
Net investment income 0.01 * 0.03 * 0.02 * 0.01 * 0.01 0.01
Net realized and unrealized
gain
(a)
0.00 0.00 0.00 (0.00) 0.00 0.00
Total from investment activities
0.01 - 0.03 - 0.02 - 0.01 - 0.01 - 0.01 -
Distributions
From net investment income (0.01) (0.03) (0.02) (0.01) (0.01) (0.01)
From return of capital
– – – – (0.00)
(a)
–
From net realized gains
– (0.00)
(a)
– – (0.00)
(a)
(0.00)
(a)
Net asset value, end of
period
$ 2.00 $ 2.00 $ 2.00 $ 2.00 $ 2.00 $ 2.00
Total Return
(b)
0.32% 1.50% 1.15% 0.69% 0.47% 0.34%
Ratios to Average Net Assets:
Net investment income 0.64% 1.47% 1.14% 0.68% 0.43% 0.33%
Total expenses 1.04% 1.00% 0.99% 1.03% 1.00% 1.13%
Expenses waived or
reimbursed
(c)
(0.59 (0.55)% (0.54)% (0.58)% (0.55)% (0.68)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 104% 97% 32% 52% 18% 60%
Net assets, end of period (in
thousands) $41,300 $42,681 $47,290 $49,427 $56,794 $62,562
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Portfolio turnover is not shown for periods that the Fund was a money market fund.

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Six Months
Ended
June 30, 2020
(unaudited)
Year Ended December 31,
2019
2018
2017
2016
2015
Ratios to Average Net Assets:
Expense offset
(0.01)%
(0.08)%
(0.07)%
(0.04)%
(0.02)%
–
(e)
Six Months
Ended
June 30,
2020
(unaudited)
Year Ended December 31,
2019 2018 2017 2016 2015
Net asset value,
beginning of period
$ 2.22 $ 2.20 $ 2.21 $ 2.21 $ 2.25 $ 2.25
Investment Activities
Net investment income 0.01 * 0.03 * 0.03 * 0.03 * 0.03 0.03
Net realized and
unrealized gain (loss)
0.02 0.02 (0.01) – (0.04) 0.00
(a)
Total from investment
activities
0.03 - 0.05 - 0.02 - 0.03 - (0.01) 0.03 -
Distributions
From net investment
income (0.01) (0.03) (0.03) (0.03) (0.03) (0.03)
From return of capital
– – – – (0.00)
(a)
–
Net asset value, end of
period
$ 2.24 $ 2.22 $ 2.20 $ 2.21 $ 2.21 $ 2.25
Total Return
(b)
1.50% 2.18% 0.73% 1.20% (0.45)% 1.45%
Ratios to Average Net
Assets:
Net investment income 1.19% 1.25% 1.17% 1.16% 1.25% 1.52%
Total expenses 1.07% 1.05% 1.01% 1.03% 0.97% 1.09%
Expenses waived or
reimbursed
(c)
(0.62)% (0.60)% (0.56)% (0.58)% (0.52)% (0.64)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 0%  35% 16% 14% 33% 15%
Net assets, end of period
(in thousands) $41,383 $43,061 $49,914 $69,120 $95,301 $106,769
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

All American Equity Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Six Months
Ended
June 30, 2020
(unaudited)
Year Ended December 31,
2019
2018
2017
2016
2015
Ratios to Average Net Assets:
Expense offset
(0.01)%
(0.11)%
(0.07)%
(0.04)%
(0.02)%
–
(f)
Six Months
Ended
June 30,
2020
(unaudited)
Year Ended December 31,
2019 2018 2017 2016 2015
Net asset value, beginning
of period
$ 26.03 $ 22.29 $ 24.90 $ 23.53 $ 23.60 $ 27.84
Investment Activities
Net investment income 0.02 * 0.12 * 0.02 * 0.09 * 0.02 0.09
Net realized and
unrealized gain (loss)
(3.77) 4.11 (1.55) 1.30 (0.05) (1.23)
Total from investment
activities
(3.75) - 4.23 - (1.53) 1.39 - (0.03) (1.14)
Distributions
From net investment
income – – (0.15) (0.02) (0.04) (0.06)
From net realized gains
– (0.49) (0.93) – – (3.04)
Short-Term Trading Fees*
– – – – 0.00
(a)
0.00
(a)
Net asset value, end of
period
$ 22.28 $ 26.03 $ 22.29 $ 24.90 $ 23.53 $ 23.60
Total Return
(b)
(14.41)% 19.01% (6.07)% 5.90% (0.14)% (4.20)%
Ratios to Average Net Assets:
Net investment income 0.21% 0.49% 0.07% 0.38% 0.06% 0.31%
Total expenses 1.95% 1.93% 1.86% 1.79% 1.75% 1.94%
Expenses waived or
reimbursed
(c)
(0.10)% (0.11)% (0.07)% (0.04)% (0.02)% (0.02)%
Net expenses
(d)
1.85% 1.82% 1.79% 1.75% 1.73% 1.92%
Portfolio turnover rate 136% 232%
(e)
244% 346% 303% 109%
(e)
Net assets, end of period
(in thousands) $11,762 $14,162 $13,636 $15,932 $17,350 $19,117
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Luxury Goods Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Six Months
Ended
June 30, 2020
(unaudited)
Year Ended December 31,
2019
2018
2017
2016
2015
Ratios to Average Net Assets:
Expense offset
(0.01)%
(0.15)%
(0.06)%
(0.04)%
(0.02)%
–
(f)
Six Months
Ended
June 30,
2020
(unaudited)
Year Ended December 31,
2019 2018 2017 2016 2015
Net asset value,
beginning of period
$ 17.09 $ 15.36 $ 19.52 $ 18.65 $ 18.59 $ 20.25
Investment Activities
Net investment loss (0.02) (0.02) (0.06) (0.08) (0.06) (0.11)
Net realized and
unrealized gain (loss)
(1.92) 2.14 (1.61) 3.66 1.68 (0.06)
Total from investment
activities
(1.94) 2.12 - (1.67) 3.58 - 1.62 - (0.17)
Distributions
From net realized gains
– (0.39) (2.49) (2.71) (1.56) (1.49)
Short-Term Trading Fees*
– – – 0.00
(a)
0.00
(a)
0.00
(a)
Net asset value, end of
period
$ 15.15 $ 17.09 $ 15.36 $ 19.52 $ 18.65 $ 18.59
Total Return
(b)
(11.35)% 13.84% (8.28)% 19.17% 8.66% (0.94)%
Ratios to Average Net
Assets:
Net investment loss (0.22)% (0.14)% (0.32)% (0.41)% (0.34)% (0.55)%
Total expenses 1.61% 1.69% 1.77% 1.86% 1.67% 1.81%
Expenses waived or
reimbursed
(c)
(0.01)% (0.15)% (0.06)% (0.04)% – –
Net expenses
(d)
1.60% 1.54% 1.71% 1.82% 1.67% 1.81%
Portfolio turnover rate 145% 292%
(e)
245% 264%
(e)
275%
(e)
320%
(e)
Net assets, end of period
(in thousands) $28,460 $35,076 $33,848 $41,597 $40,706 $41,135
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Six Months
Ended
June 30, 2020
(unaudited)
Year Ended December 31,
2019
2018
2017
2016
2015
Ratios to Average Net Assets:
Expense offset
(0.03)%
(0.08)%
(0.05)%
(0.02)%
(0.01)%
–
(f)
Six Months
Ended
June 30,
2020
(unaudited)
Year Ended December 31,
2019 2018 2017 2016 2015
Net asset value,
beginning of period
$ 4.61 $ 4.33 $ 6.09 $ 5.25 $ 4.72 $ 6.67
Investment Activities
Net investment income * 0.01 0.10 0.12 0.11 0.06 0.10
Net realized and
unrealized gain (loss)
(0.46) 0.27 (1.67) 0.91 0.64 * (2.00)*
Total from investment
activities
(0.45) 0.37 - (1.55) 1.02 - 0.70 - (1.90)
Distributions
From net investment
income – (0.09) (0.21) (0.18) (0.17) (0.05)
Short-Term Trading Fees*
– – – 0.00
(a)
0.00
(a)
0.00
(a)
Net asset value, end of
period
$ 4.16 $ 4.61 $ 4.33 $ 6.09 $ 5.25 $ 4.72
Total Return
(b)
(9.76)% – % (25.48)% 19.57% 14.99% (28.43)%
Ratios to Average Net
Assets:
Net investment income 0.72% 2.15% 2.05% 1.94% 1.13% 1.72%
Total expenses 1.98% 1.61% 1.57% 1.61% 1.85% 1.58%
Expenses waived or
reimbursed
(c)
(0.07)% (0.08)% (0.06)% (0.02)% (0.01)% (0.06)%
Net expenses
(d)
1.91% 1.53% 1.51% 1.59% 1.84% 1.52%
Portfolio turnover rate 57% 129%
(e)
119% 131%
(e)
255%
(e)
445%
(e)
Net assets, end of period
(in thousands) $45,888 $55,739 $60,699 $95,747 $97,005 $98,126
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Six Months
Ended
June 30, 2020
(unaudited)
Year Ended December 31,
2019
2018
2017
2016
2015
Ratios to Average Net Assets:
Expense offset
(0.01)%
(0.04)%
(0.04)%
(0.02)%
(0.01)%
–
(f)
Six Months
Ended
June 30,
2020
(unaudited)
Year Ended December 31,
2019 2018 2017 2016 2015
Net asset value,
beginning of period
$ 3.31 $ 2.70 $ 4.69 $ 6.35 $ 3.64 $ 4.75
Investment Activities
Net investment loss * (0.02) (0.04) (0.03) (0.10) (0.09) (0.03)
Net realized and
unrealized gain
(loss)
0.71 0.65 (1.49) (0.22) 2.82 * (0.72)*
Total from investment
activities
0.69 - 0.61 - (1.52) (0.32) 2.73 - (0.75)
Distributions
From net investment
income – – (0.47) (1.34) (0.02) (0.36)
Short-Term Trading Fees*
– – – 0.00
(a)
0.00
(a)
0.00
(a)
Net asset value, end of
period
$ 4.00 $ 3.31 $ 2.70 $ 4.69 $ 6.35 $ 3.64
Total Return
(b)
20.85% 22.59% (31.67)% (4.16)% 75.08% (15.64)%
Ratios to Average Net
Assets:
Net investment loss (1.55)% (1.31)% (0.77)% (1.51)% (1.28)% (0.71)%
Total expenses 1.57% 1.55% 1.52% 1.84% 1.99% 1.96%
Expenses waived or
reimbursed
(c)
(0.01)% (0.04)% (0.04)% (0.02)% (0.04)% (0.15)%
Net expenses
(d)
1.56% 1.51% 1.48% 1.82% 1.95% 1.81%
Portfolio turnover rate 13% 20%
(e)
55% 36%
(e)
136%
(e)
71%
(e)
Net assets, end of
period (in thousands) $87,289 $75,818 $69,117 $114,766 $137,338 $78,150
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Six Months
Ended
June 30, 2020
(unaudited)
Year Ended December 31,
2019
2018
2017
2016
2015
Ratios to Average Net Assets:
Expense offset
(0.02)%
(0.08)%
(0.06)%
(0.03)%
(0.01)%
–
(f)
Six Months
Ended
June 30,
2020
(unaudited)
Year Ended December 31,
2019 2018 2017 2016 2015
Net asset value,
beginning of period
$ 10.14 $ 6.70 $ 7.96 $ 7.04 $ 4.89 $ 5.16
Investment Activities
Net investment loss (0.03) * (0.07) * (0.06) * (0.06) * (0.07) (0.04)
Net realized and
unrealized gain
(loss)
1.36 3.51 (1.08) 0.98 2.28 (0.21)
Total from investment
activities
1.33 - 3.44 - (1.14) 0.92 - 2.21 - (0.25)
Distributions
From net investment
income – – (0.12) – (0.06) (0.02)
Short-Term Trading Fees*
– – – 0.00
(a)
(0.00)
(a)
(0.00)
(a)
Net asset value, end of
period
$ 11.47 $ 10.14 $ 6.70 $ 7.96 $ 7.04 $ 4.89
Total Return
(b)
13.12% 51.34% (14.29)% 13.07% 45.36% (4.78)%
Ratios to Average Net
Assets:
Net investment loss (0.69)% (0.90)% (0.87)% (0.84)% (1.02)% (0.83)%
Total expenses 1.45% 1.59% 1.76% 1.68% 1.73% 2.13%
Expenses waived or
reimbursed
(c)
(0.02)% (0.08)% (0.06)% (0.03)% (0.02)% (0.08)%
Net expenses
(d)
1.43% 1.51% 1.70% 1.65% 1.71% 2.05%
Portfolio turnover rate 24% 36%
(e)
74% 67%
(e)
181%
(e)
106%
(e)
Net assets, end of
period (in thousands) $133,280 $123,577 $86,106 $100,740 $93,988 $58,298
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Emerging Europe Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Six Months
Ended
June 30, 2020
(unaudited)
Year Ended December 31,
2019
2018
2017
2016
2015
Ratios to Average Net Assets:
Expense offset
(0.01)%
(0.06)%
(0.04)%
(0.02)%
–
(f)
–
(f)
Six Months
Ended
June 30,
2020
(unaudited)
Year Ended December 31,
2019 2018 2017 2016 2015
Net asset value, beginning
of period
$ 7.70 $ 6.05 $ 7.29 $ 5.94 $ 5.20 $ 6.56
Investment Activities
Net investment income
(loss) (0.02) * 0.21 * 0.14 * 0.08 * 0.07 0.04
Net realized and unrealized
gain (loss)
(1.99) 1.59 (1.38) 1.27 0.67 (1.40)
Total from investment activities
(2.01) 1.80 - (1.24) 1.35 - 0.74 - (1.36)
Distributions
From net investment income – (0.15) – – – –
Short-Term Trading Fees*
– – – 0.00
(a)
0.00
(a)
0.00
(a)
Net asset value, end of
period
$ 5.69 $ 7.70 $ 6.05 $ 7.29 $ 5.94 $ 5.20
Total Return
(b)
(26.10)% 29.76% (17.01)% 22.73% 14.23% (20.73)%
Ratios to Average Net Assets:
Net investment income
(loss) (0.73)% 3.08% 2.05% 1.26% 1.19% 0.63%
Total expenses 2.61% 2.36% 2.43% 2.32% 2.31% 2.60%
Expenses waived or
reimbursed
(c)
(0.08)% (0.06)% (0.04)% (0.02)% –
(f)
–
Net expenses
(d)
2.53% 2.30% 2.39% 2.30% 2.31% 2.60%
Portfolio turnover rate 70% 87% 81% 97%
(e)
164%
(e)
137%
(e)
Net assets, end of period (in
thousands) $23,910 $36,453 $31,150 $45,302 $42,273 $44,666
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

China Region Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Six Months
Ended
June 30, 2020
(unaudited)
Year Ended December 31,
2019
2018
2017
2016
2015
Ratios to Average Net Assets:
Expense offset
(0.01)%
(0.10)%
(0.04)%
(0.05)%
(0.01)%
–
(f)
Six Months
Ended
June 30,
2020
(unaudited)
Year Ended December 31,
2019 2018 2017 2016 2015
Net asset value, beginning
of period
$ 9.12 $ 7.56 $ 11.53 $ 7.32 $ 7.41 $ 8.20
Investment Activities
Net investment income
(loss) (0.00)
(a)
* 0.07 * 0.10 * (0.06) * 0.01 0.02
Net realized and unrealized
gain (loss)
(0.37) 1.59 (3.84) 4.28 (0.09) (0.72)
Total from investment activities
(0.37) 1.66 - (3.74) 4.22 - (0.08) (0.70)
Distributions
From net investment income – (0.10) (0.08) (0.01) (0.01) (0.09)
From net realized gains
– – (0.15) – – –
Short-Term Trading Fees*
– – – – 0.00
(a)
0.00
(a)
Net asset value, end of
period
$ 8.75 $ 9.12 $ 7.56 $ 11.53 $ 7.32 $ 7.41
Total Return
(b)
(4.06)% 21.99% (32.46)% 57.67% (1.05)% (8.60)%
Ratios to Average Net Assets:
Net investment income
(loss) (0.10)% 0.77% 0.96% (0.60)% 0.12% 0.24%
Total expenses 3.53% 2.95% 2.66% 2.60% 2.74% 3.03%
Expenses waived or
reimbursed
(c)
(0.75)% (0.51)% (0.22)% (0.09)% (0.38)% (0.51)%
Net expenses
(d)
2.78% 2.44% 2.44% 2.51% 2.36% 2.52%
Portfolio turnover rate 39% 95% 109% 102%
(e)
165%
(e)
210%
(e)
Net assets, end of period (in
thousands) $12,637 $14,459 $13,253 $29,775 $16,510 $16,183
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Additional Information (
unaudited
)
Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling
1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds’ statement of additional information (Form 485B), which can be found on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds’ Form N-PX on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-
ends. For the second and fourth quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on
Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at http://www.
sec.gov. The Funds’ Forms N-PORT may also be reviewed and copied at the SEC’s Public
Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Example (
unaudited
)
June 30, 2020

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees, distribution plan fees, shareholder reports (like this one), and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020) as indicated below.
Actual Expenses. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these direct or transactional costs were included, your costs would have been higher.

Expense Example (
unaudited
)
June 30, 2020

Beginning
Account Value
January 1, 2020
Ending
Account Value
June 30, 2020
Expenses
Paid During
Period
*
U.S. Government Securities Ultra-Short Bond Fund
Based on Actual Fund Return $ 1,000.00 $ 1,003.20 $ 2.24
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.63 $ 2.26
Near-Term Tax Free Fund
Based on Actual Fund Return $ 1,000.00 $ 1,015.03 $ 2.25
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.63 $ 2.26
All American Equity Fund
Based on Actual Fund Return $ 1,000.00 $ 856.65 $ 8.54
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,015.66 $ 9.27
Global Luxury Goods Fund
Based on Actual Fund Return $ 1,000.00 $ 890.52 $ 7.47
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,016.96 $ 7.97
Global Resources Fund
Based on Actual Fund Return $ 1,000.00 $ 902.39 $ 8.56
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,015.86 $ 9.07
World Precious Minerals Fund
Based on Actual Fund Return $ 1,000.00 $ 1,208.46 $ 8.57
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,017.11 $ 7.82
Gold and Precious Metals Fund
Based on Actual Fund Return $ 1,000.00 $ 1,131.16 $ 7.79
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,017.55 $ 7.37
Emerging Europe Fund
Based on Actual Fund Return $ 1,000.00 $ 738.96 $ 10.94
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,012.28 $ 12.66
China Region Fund
Based on Actual Fund Return $ 1,000.00 $ 959.43 $ 13.54
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,011.04 $ 13.90
*
These calculations are based on expenses incurred in the most recent fiscal half-year. The Funds' Investor
Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended June 30,
2020, were 0.45%, 0.45%, 1.85%, 1.81%, 1.59%, 1.56%, 1.47%, 2.53% and 2.78%, respectively, for the
U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, All American Equity, Global Luxury Goods,
Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region
Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182, the number of days in the period, then divided by 366 days in the current fiscal year.

Rev. 08/2016
FACTS WHAT DOES U.S. GLOBAL INVESTORS DO WITH YOUR PERSONAL
INFORMATION?
Why? Financial companies choose how they share your personal information.
Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What? The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and account balances
retirement assets and checking account information
account transactions and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How? All ﬁnancial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons
ﬁnancial companies can share their customers’ personal information; the reasons U.S. Global Investors chooses to share; and whether you can limit this sharing.
Reasons we can share your personal
information
Does U.S. Global
Investors share?
Can you limit
this sharing?
For our everyday business purposes —
Yes No
Such as to process your transactions, maintain
your account(s), respond to court orders and
legal investigations, or report to credit bureaus
For our marketing purposes —
Yes No
to offer our products and services to you
For joint marketing with other financial
companies
No We don’t share
For our affiliates’ everyday
business purposes —
No We don’t share
information about your transactions and
experiences
For our affiliates’ everyday
business purposes —
No We don’t share
information about your creditworthiness
For nonaffiliates to market to you No We don’t share
Questions? Call 1-800-US-FUNDS (1-800-873-8637) or go to www.usfunds.com

Who we are
Who is providing
this notice?
U.S. Global Investors, Inc. and U.S. Global Investors Funds
(collectively known as U.S. Global Investors)
What we do
How does
U.S. Global
Investors protect
my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured ﬁles
and buildings.
How does
U.S. Global
Investors collect
my personal
information?
We collect your personal information, for example, when you
open an account or provide account information
make deposits or withdrawals from your account
make a wire transfer
tell us where to send the money
We also collect your personal information from other companies
Why can’t I limit all
sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be
ﬁnancial and nonﬁnancial companies.
Our affiliates include U.S. Global Investors, Inc. and
U.S. Global Investors Funds.
Nonaffiliates Companies not related by common ownership or control. They can be ﬁnancial and nonﬁnancial companies.
Nonaffiliates we share personal information with
include companies that perform marketing on
our behalf, printing and mailing companies, and
companies that service your account(s).
Joint marketing A formal agreement between nonafﬁliated ﬁnancial companies that together market ﬁnancial products or services to you.
U.S. Global Investors doesn’t jointly market.

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Want to reduce paper waste?
You can receive this report and
other important documents
electronically. Please visit
www.usfunds.com and sign up
at Access My Account. If you
need further assistance, please
call us at 800-873-8637.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              U.S. Global Investors Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 26, 2020

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 26, 2020